UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Micro-Cap Equity Fund	September 30, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (94.8%)
Banks (20.0%):
Banc of California, Inc.	60,507	$742
Bank of Marin BanCorp	12,584	604
Banner Corp.	15,512	741
BNC Bancorp	52,834	1,175
Bridge BanCorp, Inc.	29,686	793
Cardinal Financial Corp.	32,714	753
Centerstate Banks, Inc.	81,995	1,206
Financial Institutions, Inc.	40,770	1,010
First Foundation, Inc. (a)	20,000	455
First Internet Bancorp	22,980	734
Green BanCorp, Inc. (a)	36,100	414
Guaranty BanCorp	48,195	794
Heritage Financial Corp.	54,024	1,017
Horizon BanCorp Indiana	27,000	641
Independent Bank Group, Inc.	13,536	520
Metro Bancorp, Inc.	25,748	757
People’s Utah BanCorp	35,000	571
Renasant Corp.	23,013	756
Seacoast Banking Corp. of Florida (a)	63,627	934
Sierra Bancorp	31,670	505
Southwest BanCorp, Inc.	63,118	1,036
State Bank Financial Corp.	52,174	1,079
Univest Corp. of Pennsylvania	33,000	634
Yadkin Financial Corp.	46,669	1,003
		18,874
Capital Markets (4.1%):
Calamos Asset Management, Inc.	41,353	392
Cowen Group, Inc. (a)	191,967	875
Diamond Hill Investment Group, Inc.	4,595	855
JMP Group LLC	96,527	599
Manning & Napier, Inc.	57,000	420
Pzena Investment Management, Inc., Class A	76,600	682
		3,823
Consumer Discretionary (17.5%):
Bassett Furniture Industries, Inc.	16,102	448
Beazer Homes USA, Inc. (a)	52,920	705
Carmike Cinemas, Inc. (a)	31,537	634
Carrols Restaurant Group, Inc. (a)	81,508	970
Cavco Industries, Inc. (a)	11,358	773
Culp, Inc.	25,488	817
Entercom Communications Corp. (a)	74,810	760
Entravision Communications Corp.	87,422	580
Gray Television, Inc. (a)	84,575	1,079
Haverty Furniture Cos., Inc.	35,597	836
Kirkland’s, Inc.	39,027	841
M/I Homes, Inc. (a)	43,133	1,018
Malibu Boats, Inc., Class A (a)	55,921	782
Marcus Corp.	78,252	1,513
MarineMax, Inc. (a)	62,955	889
Modine Manufacturing Co. (a)	61,408	483
Ruth’s Hospitality Group, Inc.	48,066	781
Shoe Carnival, Inc.	19,922	474
Spartan Motors, Inc.	136,969	566
Sportsman’s Warehouse Holdings, Inc. (a)	61,000	752
The PEP Boys Manny, Moe & Jack (a)	63,737	777
		16,478
Energy (5.2%):
Basic Energy Services, Inc. (a)	98,615	325
Callon Petroleum Co. (a)	79,362	579
Matrix Service Co. (a)	47,575	1,070
Natural Gas Services Group, Inc. (a)	33,238	641
Rex Energy Corp. (a)	128,269	266
Ring Energy, Inc. (a)	64,540	636

See notes to schedules of investments.

Security Description	Shares	Value
Synergy Resources Corp. (a)	61,834	$606
TETRA Technologies, Inc. (a)	135,322	800
		4,923
Health Care (9.8%):
Addus HomeCare Corp. (a)	30,132	939
Atricure, Inc. (a)	42,437	930
Capital Senior Living Corp. (a)	36,987	742
Invacare Corp.	38,300	554
LHC Group, Inc. (a)	31,719	1,419
Merit Medical Systems, Inc. (a)	40,890	978
Orthofix International N.V. (a)	19,096	644
PharMerica Corp. (a)	23,661	674
Rockwell Medical, Inc. (a)	52,849	407
RTI Surgical, Inc. (a)	162,912	925
US Physical Therapy, Inc.	22,510	1,010
		9,222
Industrials (9.9%):
Celadon Group, Inc.	34,678	556
CRA International, Inc. (a)	34,950	754
Echo Global Logistics, Inc. (a)	41,465	813
Federal Signal Corp.	75,630	1,037
Global Brass & Copper Holdings, Inc.	47,077	966
GP Strategies Corp. (a)	23,548	537
Manitex International, Inc. (a)	100,200	563
MYR Group, Inc. (a)	17,710	464
MYR Group, Inc. (a)	3,682	96
NN, Inc.	42,127	779
Park-Ohio Holdings Corp.	23,940	691
PGT, Inc. (a)	43,453	534
Resources Connection, Inc.	58,738	886
SP Plus Corp. (a)	24,321	563
		9,239
Information Technology (10.3%):
ADTRAN, Inc.	36,000	526
American Software, Inc.	84,259	794
Axcelis Technologies, Inc. (a)	195,432	522
Checkpoint Systems, Inc.	72,717	527
Exar Corp. (a)	52,204	311
FormFactor, Inc. (a)	134,245	910
IXYS Corp.	57,979	647
Maxlinear, Inc., Class A (a)	67,731	843
Neophotonics Corp. (a)	114,587	780
Newport Corp. (a)	42,151	580
PC-Telephone, Inc.	96,622	580
Photronics, Inc. (a)	113,344	1,026
Quantum Corp. (a)	514,978	359
Sigma Designs, Inc. (a)	99,112	683
TTM Technologies, Inc. (a)	91,700	571
		9,659
Insurance (1.1%):
AMERISAFE, Inc.	15,084	750
Hci Group, Inc.	7,100	275
		1,025
Materials (1.8%):
Olympic Steel, Inc.	44,522	443
Quaker Chemical Corp.	7,524	580
Ryerson Holding Corp. (a)	43,000	226
Schnitzer Steel Industries, Inc.	32,500	440
		1,689
Real Estate Investment Trusts (REITs) (7.9%):
Ashford Hospitality Prime, Inc.	58,881	826
CareTrust REIT, Inc.	60,000	681

See notes to schedules of investments.

Security Description	Shares	Value
Cedar Realty Trust, Inc.	133,000	$826
Corenergy Infrastructure Trust	87,667	387
First Potomac Realty Trust	65,000	715
Independence Realty Trust, Inc.	98,950	713
Physicians Realty Trust	32,002	483
RAIT Financial Trust	101,066	501
Rexford Industrial Realty, Inc.	67,510	932
Sotherly Hotels, Inc.	100,540	684
Summit Hotel Properties, Inc.	63,240	738
		7,486
Thrifts & Mortgage Finance (7.2%):
First Defiance Financial Corp.	25,125	919
First Financial Northwest, Inc.	66,973	810
Fox Chase Bankcorp, Inc.	39,000	677
Oceanfirst Financial Corp.	45,935	791
United Community Financial Corp.	127,000	635
United Financial Bancorp, Inc.	74,690	975
Walker & Dunlop, Inc. (a)	45,860	1,195
WSFS Financial Corp.	28,512	821
		6,823
Total Common Stocks (Cost $78,783)		89,241

Exchange-Traded Funds (3.5%)
SPDR S&P Biotech ETF	52,910	3,294
Total Exchange-Traded Funds (Cost $2,700)		3,294

Investment Companies (0.9%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	848,295	848
Total Investment Companies (Cost $848)		848

Total Investments (Cost $82,331) — 99.2%		93,383
Other assets in excess of liabilities — 0.8%		730
NET ASSETS - 100.00%		$94,113

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on September 30, 2015.

ETF—Exchange-Traded Fund

LLC—Limited Liability Co.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Mid-Cap Value Fund	September 30, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)
Banks (7.5%):
Comerica, Inc.	2,711	$111
Fifth Third Bancorp	11,762	223
KeyCorp	10,769	140
Regions Financial Corp.	17,679	159
SunTrust Banks, Inc.	3,295	126
Synovus Financial Corp.	5,595	166
Zions Bancorp	7,752	214
		1,139
Capital Markets (2.4%):
Ameriprise Financial, Inc.	1,596	174
Invesco Ltd.	6,451	201
		375
Consumer Discretionary (9.5%):
Ascena Retail Group, Inc. (a)	6,111	85
Brunswick Corp.	2,245	108
Darden Restaurants, Inc.	2,231	153
DR Horton, Inc.	6,380	187
Goodyear Tire & Rubber Co.	5,470	160
Kohl’s Corp.	1,980	92
MGM Resorts International (a)	5,655	104
PVH Corp.	1,108	113
TEGNA, Inc.	7,057	158
The Children’s Place, Inc.	1,600	92
Whirlpool Corp.	834	123
Wyndham Worldwide Corp.	1,308	94
		1,469
Consumer Staples (4.4%):
Constellation Brands, Inc., Class A	998	125
Hormel Foods Corp.	1,874	119
Molson Coors Brewing Co.	1,560	129
Rite AID Corp. (a)	18,362	111
Tyson Foods, Inc., Class A	4,233	182
		666
Energy (7.5%):
Carrizo Oil & Gas, Inc. (a)	2,432	74
Cimarex Energy Co.	1,525	156
Diamondback Energy, Inc. (a)	1,750	113
Equities Corp.	1,670	108
Noble Energy, Inc.	4,870	147
Rice Energy, Inc. (a)	8,030	130
Superior Energy Services, Inc.	6,744	85
Synergy Resources Corp. (a)	15,262	150
Whiting Petroleum Corp. (a)	5,371	82
WPX Energy, Inc. (a)	13,254	88
		1,133
Health Care (10.0%):
Alere, Inc. (a)	2,737	132
Boston Scientific Corp. (a)	13,940	229
Bruker Corp. (a)	6,129	101
Cigna Corp.	1,332	180
Community Health Systems, Inc. (a)	2,285	98
HealthSouth Corp.	2,311	89
Hill-Rom Holdings, Inc.	3,772	196
Universal Health Services, Inc., Class B	857	107
VCA, Inc. (a)	3,008	158
Zimmer Holdings, Inc.	2,500	234
		1,524
Industrials (11.3%):
Alaska Air Group, Inc.	1,638	130
BWX Technologies, Inc.	3,600	95

See notes to schedules of investments.

Security Description	Shares	Value
EMCOR Group, Inc.	2,847	$126
EnerSys	1,625	87
Huntington Ingalls Industries, Inc.	1,915	205
Ingersoll-Rand PLC	2,020	103
Kansas City Southern industries, Inc.	1,315	120
L-3 Communications Holdings, Inc.	1,085	113
Old Dominion Freight Line, Inc. (a)	2,286	139
Orbital ATK, Inc.	2,280	164
Owens Corning, Inc.	3,614	151
Stanley Black & Decker, Inc.	1,705	166
The Manitowoc Co., Inc.	7,164	107
		1,706
Information Technology (11.5%):
Applied Materials, Inc.	6,748	99
Arrow Electronics, Inc. (a)	2,377	131
Atmel Corp.	3,175	26
CommScope Holding, Inc. (a)	4,770	143
Computer Sciences Corp.	1,975	121
Diebold, Inc.	2,680	80
Ingram Micro, Inc., Class A	5,180	141
Littelfuse, Inc.	1,532	140
Maxim Integrated Products, Inc.	3,525	118
ON Semiconductor Corp. (a)	16,120	151
Plexus Corp. (a)	2,830	109
PTC, Inc. (a)	3,258	103
Western Digital Corp.	1,730	137
Xerox Corp.	15,958	155
Zebra Technologies Corp., Class A (a)	1,300	100
		1,754
Insurance (9.1%):
American Financial Group, Inc.	2,722	188
Arch Capital Group Ltd. (a)	2,799	206
Axis Capital Holdings Ltd.	2,262	122
CNO Financial Group, Inc.	9,793	184
FNF Group	5,300	188
Hartford Financial Services Group, Inc.	5,300	243
Lincoln National Corp.	3,625	172
Unum Group	3,108	100
		1,403
Materials (5.5%):
Ashland, Inc.	1,200	120
Avery Dennison Corp.	2,262	128
Berry Plastics Group, Inc. (a)	3,488	105
Boise Cascade Co. (a)	3,097	78
Eastman Chemical Co.	1,569	102
PolyOne Corp.	3,466	102
Stillwater Mining Co. (a)	10,244	106
WestRock Co.	2,104	108
		849
Real Estate Investment Trusts (REITs) (8.3%):
American Campus Communities, Inc.	4,450	161
Duke Realty Investments, Inc.	10,978	209
HCP, Inc.	3,756	140
Host Hotels & Resorts, Inc.	6,630	105
Mack Cali Realty Corp.	6,205	117
Prologis, Inc.	5,590	218
Realty Income Corp.	2,000	95
Welltower, Inc.	3,175	216
		1,261
Real Estate Management & Development (0.7%):
Jones Lang LaSalle, Inc.	761	109

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (9.5%):
Atmos Energy Corp.	2,130	$124
Edison International	3,025	191
FirstEnergy Corp.	4,547	142
Great Plains Energy, Inc.	6,215	168
NRG Energy, Inc.	4,520	67
Pinnacle West Capital Corp.	3,931	253
PPL Corp.	6,203	204
UGI Corp.	4,778	166
Westar Energy, Inc.	3,880	149
		1,464
Total Common Stocks (Cost $14,937)		14,852

Investment Companies (3.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	577,932	578
Total Investment Companies (Cost $578)		578

Total Investments (Cost $15,515) — 101.0%		15,430
Liabilities in excess of other assets — (1.0)%		(153)
NET ASSETS - 100.00%		$15,277

(a)                   Non-income producing security.

(b)                   Rate disclosed is the daily yield on September 30, 2015.

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Small-Cap Value Fund	September 30, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.7%)
Banks (15.0%):
BancorpSouth, Inc.	735,900	$17,492
Banner Corp.	340,918	16,286
Central Pacific Financial Corp.	688,560	14,439
First BanCorp (a)	1,470,550	5,235
First Commonwealth Financial Corp.	1,081,843	9,834
First Financial BanCorp	797,856	15,223
First Horizon National Corp.	959,828	13,610
International Bancshares Corp.	355,905	8,908
OFG BanCorp	884,055	7,718
Old National Bancorp	994,819	13,858
Opus Bank	209,086	7,995
State Bank Financial Corp.	286,200	5,919
Synovus Financial Corp.	707,051	20,928
United Community Banks, Inc.	802,235	16,398
Westamerica Bancorporation	200,315	8,902
Western Alliance BanCorp (a)	666,957	20,482
		203,227
Capital Markets (1.4%):
Investment Technology Group, Inc.	485,975	6,483
Janus Capital Group, Inc.	894,497	12,165
		18,648
Consumer Discretionary (12.8%):
Abercrombie & Fitch Co., Class A	327,900	6,948
American Axle & MFG Holdings, Inc. (a)	617,254	12,309
Ascena Retail Group, Inc. (a)	1,095,420	15,237
Caleres, Inc.	484,689	14,798
Carmike Cinemas, Inc. (a)	389,390	7,823
ClubCorp Holdings, Inc.	314,300	6,745
Cooper Tire & Rubber Co.	267,255	10,559
Crocs, Inc. (a)	720,400	9,311
Gray Television, Inc. (a)	603,800	7,704
La-Z-Boy, Inc.	340,647	9,048
Marriott Vacations Worldwide Corp.	170,658	11,629
Meritage Corp. (a)	216,791	7,917
Modine Manufacturing Co. (a)	902,593	7,103
Penn National Gaming, Inc. (a)	599,300	10,056
Red Robin Gourmet Burgers, Inc. (a)	105,900	8,021
Ryland Group, Inc.	324,225	13,238
Shoe Carnival, Inc.	236,251	5,623
The Children’s Place, Inc.	179,100	10,329
		174,398
Consumer Staples (3.1%):
Casey’s General Stores, Inc.	119,480	12,297
Cott Corp.	961,100	10,409
SuperValu, Inc. (a)	1,071,170	7,691
TreeHouse Foods, Inc. (a)	141,583	11,014
		41,411
Energy (4.9%):
C&J Energy Services, Ltd. (a)	1,010,300	3,556
Carrizo Oil & Gas, Inc. (a)	299,436	9,145
Matador Resources Co. (a)	474,440	9,840
Matrix Service Co. (a)	652,010	14,651
Parsley Energy, Inc., Class A (a)	470,400	7,089
Synergy Resources Corp. (a)	1,722,655	16,882
WPX Energy, Inc. (a)	945,680	6,260
		67,423
Health Care (7.6%):
AmSurg Corp. (a)	176,641	13,727
Charles River Laboratories International, Inc. (a)	138,530	8,799
Greatbatch, Inc. (a)	283,512	15,996
HealthSouth Corp.	267,216	10,253

See notes to schedules of investments.

Security Description	Shares	Value
Impax Laboratories, Inc. (a)	248,660	$8,755
Magellan Health, Inc. (a)	175,092	9,705
Molina Healthcare, Inc. (a)	218,057	15,013
PharMerica Corp. (a)	336,449	9,579
WellCare Health Plans, Inc. (a)	139,335	12,008
		103,835
Industrials (12.7%):
Actuant Corp.	501,330	9,219
Aerojet Rocketdyne Holdings, Inc. (a)	469,761	7,601
BWX Technologies, Inc.	391,600	10,323
Covenant Transport Group, Inc., Class A (a)	94,200	1,693
Deluxe Corp.	230,461	12,846
Dycom Industries, Inc. (a)	95,026	6,876
EMCOR Group, Inc.	285,938	12,653
EnerSys	263,903	14,140
Engility Holdings, Inc. (a)	306,414	7,899
Esterline Technologies Corp. (a)	143,467	10,314
Genesee & Wyoming, Inc., Class A (a)	112,200	6,629
Greenbrier Cos., Inc. (The)	168,930	5,424
Harsco Corp.	653,520	5,927
Hawaiian Holdings, Inc. (a)	419,065	10,343
Hub Group, Inc., Class A (a)	195,100	7,104
Knight Transportation, Inc.	344,844	8,276
Meritor, Inc. (a)	882,930	9,386
Primoris Services Corp.	484,293	8,674
Saia, Inc. (a)	273,206	8,456
Wabash National Corp. (a)	902,094	9,554
		173,337
Information Technology (12.9%):
ADTRAN, Inc.	557,300	8,137
Benchmark Electronics, Inc. (a)	465,515	10,130
Brooks Automation, Inc.	728,304	8,528
Ciena Corp. (a)	482,929	10,006
Diebold, Inc.	275,700	8,208
Entegris, Inc. (a)	581,120	7,665
Fairchild Semiconductor International, Inc. (a)	660,454	9,273
Intersil Corp., Class A	981,674	11,486
Littelfuse, Inc.	175,588	16,004
Mentor Graphics Corp.	594,198	14,635
Photronics, Inc. (a)	1,368,079	12,395
Plexus Corp. (a)	384,608	14,838
Silicon Laboratories, Inc. (a)	224,970	9,345
SYNNEX Corp.	142,044	12,082
Tech Data Corp. (a)	153,217	10,495
Unisys Corp. (a)	361,010	4,296
Vishay Intertechnology, Inc.	883,064	8,557
		176,080
Insurance (5.5%):
American Equity Investment Life Holding Co.	645,202	15,040
CNO Financial Group, Inc.	936,427	17,614
RLI Corp.	330,087	17,669
Stewart Information Services	330,295	13,512
Symetra Financial Corp.	370,585	11,725
		75,560
Materials (3.3%):
Berry Plastics Group, Inc. (a)	266,840	8,024
Boise Cascade Co. (a)	337,399	8,509
Headwaters, Inc. (a)	96,900	1,822
Kaiser Aluminum Corp.	126,475	10,150
Quaker Chemical Corp.	115,238	8,883
Stillwater Mining Co. (a)	720,650	7,444
		44,832

See notes to schedules of investments.

Security Description	Shares	Value
Real Estate Investment Trusts (REITs) (8.8%):
CubeSmart	339,354	$9,234
DiamondRock Hospitality Co.	768,358	8,490
Kite Realty Group Trust	455,683	10,850
Lexington Realty Trust	1,252,841	10,148
Mack Cali Realty Corp.	679,045	12,820
Medical Properties Trust, Inc.	749,957	8,295
Parkway Properties, Inc.	571,919	8,899
Pennsylvania Real Estate Invesment Trust	440,068	8,727
Physicians Realty Trust	622,070	9,387
RAIT Financial Trust	1,084,077	5,377
Ryman Hospitality Properties, Inc.	285,005	14,030
Sunstone Hotel Investors, Inc.	1,081,716	14,310
		120,567
Thrifts & Mortgage Finance (3.7%):
Astoria Financial Corp.	952,386	15,333
MGIC Investment Corp. (a)	1,802,962	16,695
Radian Group, Inc.	1,114,504	17,733
		49,761
Utilities (5.0%):
ALLETE, Inc.	377,422	19,056
Dynegy, Inc. (a)	340,835	7,045
NorthWestern Corp.	318,545	17,147
PNM Resources, Inc.	436,572	12,246
South Jersey Industries, Inc.	474,176	11,973
		67,467
Total Common Stocks (Cost $1,271,520)		1,316,546

Investment Companies (3.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	45,590,241	45,590
Total Investment Companies (Cost $45,590)		45,590

Total Investments (Cost $1,317,110) — 100.0%		1,362,136
Other assets in excess of liabilities — 0.0%		429
NET ASSETS - 100.00%		$1,362,565

(a)                   Non-income producing security.

(b)                   Rate disclosed is the daily yield on September 30, 2015.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Small/Mid-Cap Value Fund	September 30, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)
Banks (14.6%):
BancorpSouth, Inc.	9,636	$229
Comerica, Inc.	7,714	317
First BanCorp (a)	24,692	88
First Republic Bank	2,790	175
Huntington Bancshares, Inc.	36,051	382
KeyCorp	21,786	283
OFG BanCorp	25,914	226
Opus Bank	2,982	114
Synovus Financial Corp.	12,119	359
Westamerica Bancorporation	2,685	119
Western Alliance BanCorp (a)	11,286	347
Zions Bancorp	17,960	496
		3,135
Capital Markets (1.8%):
Investment Technology Group, Inc.	8,133	108
Janus Capital Group, Inc.	11,430	156
Waddell & Reed Financial, Inc.	3,429	119
		383
Consumer Discretionary (11.2%):
Abercrombie & Fitch Co., Class A	5,750	122
Ascena Retail Group, Inc. (a)	17,791	247
Brunswick Corp.	3,325	159
Caleres, Inc.	6,482	198
Darden Restaurants, Inc.	3,173	218
DR Horton, Inc.	6,885	202
Goodyear Tire & Rubber Co.	7,533	221
Kohl’s Corp.	2,818	131
La-Z-Boy, Inc.	4,542	121
Ryland Group, Inc.	5,635	230
TEGNA, Inc.	10,603	237
The Children’s Place, Inc.	2,620	151
Wyndham Worldwide Corp.	2,688	193
		2,430
Consumer Staples (3.6%):
Cal-Maine Foods, Inc.	3,124	171
Casey’s General Stores, Inc.	2,005	206
Rite AID Corp. (a)	30,633	186
SuperValu, Inc. (a)	13,359	96
The Hain Celestial Group, Inc. (a)	2,074	107
		766
Energy (5.1%):
Matrix Service Co. (a)	10,589	238
Parsley Energy, Inc., Class A (a)	8,276	125
Rice Energy, Inc. (a)	9,259	150
Superior Energy Services, Inc.	6,325	80
Synergy Resources Corp. (a)	26,348	258
Whiting Petroleum Corp. (a)	8,738	133
WPX Energy, Inc. (a)	18,189	120
		1,104
Health Care (7.1%):
Alere, Inc. (a)	4,039	194
Bruker Corp. (a)	9,061	149
Charles River Laboratories International, Inc. (a)	2,085	132
Community Health Systems, Inc. (a)	3,006	129
HealthSouth Corp.	3,521	135
Hill-Rom Holdings, Inc.	4,728	246
Universal Health Services, Inc., Class B	1,187	148
VCA, Inc. (a)	4,210	222
WellCare Health Plans, Inc. (a)	2,088	180
		1,535

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (12.9%):
Aerojet Rocketdyne Holdings, Inc. (a)	9,921	$161
BWX Technologies, Inc.	6,472	171
Deluxe Corp.	3,686	205
EMCOR Group, Inc.	4,386	194
Esterline Technologies Corp. (a)	1,742	125
Genesee & Wyoming, Inc., Class A (a)	2,490	147
Harsco Corp.	11,085	101
Hillenbrand, Inc.	6,005	156
Huntington Ingalls Industries, Inc.	2,684	287
JetBlue Airways Corp. (a)	8,389	216
Meritor, Inc. (a)	11,019	117
Old Dominion Freight Line, Inc. (a)	3,589	219
Orbital ATK, Inc.	3,460	249
Owens Corning, Inc.	6,546	274
The Manitowoc Co., Inc.	11,038	165
		2,787
Information Technology (10.9%):
Arrow Electronics, Inc. (a)	4,537	250
Atmel Corp.	4,600	37
Ciena Corp. (a)	7,573	157
CommScope Holding, Inc. (a)	7,069	212
Diebold, Inc.	4,225	126
Intersil Corp., Class A	14,272	167
Littelfuse, Inc.	2,149	196
Maxim Integrated Products, Inc.	4,575	153
ON Semiconductor Corp. (a)	22,075	207
Plexus Corp. (a)	5,073	196
PTC, Inc. (a)	5,104	162
SYNNEX Corp.	1,496	127
Tech Data Corp. (a)	2,375	163
Teradyne, Inc.	8,825	159
Unisys Corp. (a)	5,573	66
		2,378
Insurance (9.2%):
American Financial Group, Inc.	5,482	378
AmTrust Financial Services, Inc.	3,971	250
Arch Capital Group Ltd. (a)	6,267	461
Assurant, Inc.	2,236	177
CNO Financial Group, Inc.	14,403	271
FNF Group	7,055	250
Hanover Insurance Group, Inc.	2,514	195
		1,982
Materials (5.2%):
Ashland, Inc.	1,645	166
Avery Dennison Corp.	3,315	188
Berry Plastics Group, Inc. (a)	5,103	153
Graphic Packaging Holding Co.	12,459	159
Headwaters, Inc. (a)	1,527	29
Kaiser Aluminum Corp.	1,692	136
PolyOne Corp.	4,772	140
Stillwater Mining Co. (a)	15,422	159
		1,130
Real Estate Investment Trusts (REITs) (8.6%):
American Campus Communities, Inc.	4,650	169
CubeSmart	5,730	156
DDR Corp.	8,003	123
DiamondRock Hospitality Co.	12,295	136
Duke Realty Investments, Inc.	12,155	232
Lexington Realty Trust	17,211	139
Mack Cali Realty Corp.	9,640	182
Medical Properties Trust, Inc.	11,681	129
NorthStar Realty Finance Corp.	9,813	121
RAIT Financial Trust	10,638	53

See notes to schedules of investments.

Security Description	Shares	Value
Ryman Hospitality Properties, Inc.	4,312	$212
Sunstone Hotel Investors, Inc.	15,844	210
		1,862
Utilities (7.3%):
ALLETE, Inc.	5,833	295
Atmos Energy Corp.	3,336	194
NRG Energy, Inc.	8,774	130
Pinnacle West Capital Corp.	5,182	333
PNM Resources, Inc.	5,974	168
UGI Corp.	6,495	226
Westar Energy, Inc.	6,045	232
		1,578
Total Common Stocks (Cost $21,269)		21,070

Investment Companies (3.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	676,440	676
Total Investment Companies (Cost $676)		676

Total Investments (Cost $21,945) — 100.6%		21,746
Liabilities in excess of other assets — (0.6)%		(134)
NET ASSETS - 100.00%		$21,612

(a)                   Non-income producing security.

(b)                   Rate disclosed is the daily yield on September 30, 2015.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Munder Growth Opportunities Fund	September 30, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Consumer Discretionary (21.2%):
AMC Networks, Inc., Class A (a)	90,055	$6,589
AutoNation, Inc. (a)	101,750	5,920
AutoZone, Inc. (a)	9,270	6,710
DR Horton, Inc.	209,035	6,137
Foot Locker, Inc.	59,450	4,279
Group 1 Automotive, Inc.	52,820	4,498
La-Z-Boy, Inc.	231,845	6,158
Lear Corp.	67,445	7,337
Lithia Motors, Inc.	60,665	6,558
Marriott International, Inc., Class A	86,885	5,926
Mohawk Industries, Inc. (a)	35,240	6,406
NVR, Inc. (a)	3,945	6,017
Penske Automotive Group, Inc.	132,945	6,440
Ross Stores, Inc.	127,295	6,170
The Home Depot, Inc.	81,610	9,425
		94,570
Consumer Staples (13.2%):
Altria Group, Inc.	165,865	9,023
Costco Wholesale Corp.	42,760	6,182
CVS Caremark Corp.	31,980	3,085
PepsiCo, Inc.	77,940	7,350
Philip Morris International, Inc.	116,890	9,273
PriceSmart, Inc.	39,345	3,043
Reynolds American, Inc.	113,880	5,041
The Kroger Co.	184,590	6,658
Walgreens Boots Alliance, Inc.	53,465	4,443
Wal-Mart Stores, Inc.	68,670	4,453
		58,551
Energy (3.9%):
Exxon Mobil Corp.	90,955	6,763
Phillips 66	60,480	4,647
Schlumberger Ltd.	44,975	3,102
Valero Energy Corp.	49,000	2,945
		17,457
Financials (16.9%):
Ameriprise Financial, Inc.	26,805	2,925
AmTrust Financial Services, Inc.	56,920	3,585
Bank of The Ozarks, Inc.	156,620	6,854
BofI Holding, Inc. (a)	54,385	7,006
Citigroup, Inc.	177,900	8,826
JPMorgan Chase & Co.	153,330	9,348
Morgan Stanley	205,945	6,488
Pinnacle Financial Partners, Inc.	136,940	6,766
Signature Bank (a)	45,580	6,270
T Rowe Price Group, Inc.	28,730	1,997
The Goldman Sachs Group, Inc.	36,800	6,394
Wells Fargo & Co.	171,960	8,830
		75,289
Health Care (13.4%):
Allergan PLC (a)	16,305	4,432
AmSurg Corp. (a)	38,505	2,992
Cardinal Health, Inc.	28,395	2,181
Celgene Corp. (a)	38,455	4,160
Express Scripts Holding Co. (a)	62,925	5,094
Gilead Sciences, Inc.	90,915	8,927
ICON PLC (a)	82,965	5,888
Lannett Co., Inc. (a)	114,825	4,768
PAREXEL International Corp. (a)	49,970	3,094
Pfizer, Inc.	195,260	6,133
Teva Pharmaceutical Industries Ltd., ADR	109,615	6,189

See notes to schedules of investments.

Security Description	Shares	Value
Universal Health Services, Inc., Class B	45,945	$5,735
		59,593
Industrials (10.9%):
A.O. Smith Corp.	81,425	5,308
Alaska Air Group, Inc.	81,135	6,446
FedEx Corp.	21,390	3,080
HNI Corp.	98,445	4,223
Old Dominion Freight Line, Inc. (a)	45,690	2,787
PACCAR, Inc.	103,905	5,421
Robert Half International, Inc.	107,865	5,518
Ryder System, Inc.	70,005	5,183
Spirit Airlines, Inc. (a)	86,450	4,089
Universal Forest Products, Inc.	106,275	6,130
		48,185
Information Technology (17.3%):
Apple, Inc.	103,595	11,427
Cisco Systems, Inc.	282,680	7,420
Euronet Worldwide, Inc. (a)	99,880	7,400
Facebook, Inc., Class A (a)	44,055	3,961
Google, Inc., Class A (a)	12,873	8,217
IPG Photonics Corp. (a)	38,055	2,891
j2 Global, Inc.	94,540	6,698
MAXIMUS, Inc.	65,855	3,922
Microsoft Corp.	168,580	7,461
NetScout Systems, Inc. (a)	89,200	3,155
Oracle Corp.	55,165	1,993
Synchronoss Technologies, Inc. (a)	144,995	4,756
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	217,575	4,515
Visa, Inc., Class A	31,930	2,224
		76,040
Materials (0.9%):
LyondellBasell Industries NV, Class A	49,130	4,095

Telecommunication Services (1.8%):
AT&T, Inc.	116,930	3,810
Verizon Communications, Inc.	95,155	4,140
		7,950
Total Common Stocks (Cost $431,427)		441,730

Investment Companies (1.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	4,288,099	4,288
Total Investment Companies (Cost $4,288)		4,288

Total Investments (Cost $435,715) — 100.5%		446,018
Liabilities in excess of other assets — (0.5)%		(2,266)
NET ASSETS - 100.00%		$443,752

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on September 30, 2015.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Munder Index 500 Fund	September 30, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)
Consumer Discretionary (12.6%):
Advance Auto Parts, Inc.	1,014	$192
Amazon.com, Inc. (a)	5,227	2,675
AutoNation, Inc. (a)	1,054	61
AutoZone, Inc. (a)	420	304
Bed Bath & Beyond, Inc. (a)	2,372	135
Best Buy Co., Inc.	4,096	152
BorgWarner, Inc.	3,133	130
Cablevision Systems Corp.	3,087	100
CarMax, Inc. (a)	2,897	172
Carnival Corp.	6,245	310
CBS Corp., Class B	6,057	242
Chipotle Mexican Grill, Inc. (a)	429	309
Coach, Inc.	3,881	112
Comcast Corp., Class A	28,826	1,640
Comcast Corp., Class A	5,018	287
Darden Restaurants, Inc.	1,553	106
Delphi Automotive PLC	3,875	295
Discovery Communications, Inc., Class A (a)	2,091	54
Discovery Communications, Inc., Class C (a)	3,615	88
Dollar General Corp.	4,016	291
Dollar Tree, Inc. (a)	3,190	213
DR Horton, Inc.	4,449	131
Expedia, Inc.	1,390	164
Ford Motor Co.	53,120	721
Fossil Group, Inc. (a)	623	35
GameStop Corp.	1,527	63
Gap, Inc.	3,242	92
Garmin Ltd.	1,700	61
General Motors Co.	19,648	590
Genuine Parts Co.	2,107	175
Goodyear Tire & Rubber Co.	3,793	111
H&R Block, Inc.	3,873	140
Hanesbrands, Inc.	5,562	161
Harley-Davidson, Inc.	2,894	159
Harman International Industries, Inc.	985	95
Hasbro, Inc.	1,574	114
Interpublic Group of Cos., Inc.	5,802	111
Johnson Controls, Inc.	8,915	369
Kohl’s Corp.	2,740	127
L Brands, Inc.	3,502	316
Leggett & Platt, Inc.	1,946	80
Lennar Corp.	2,370	114
Lowe’s Cos., Inc.	12,611	869
Macy’s, Inc.	4,511	232
Marriott International, Inc., Class A	2,718	185
Mattel, Inc.	4,759	100
McDonald’s Corp.	12,837	1,266
Michael Kors Holdings Ltd. (a)	2,636	111
Mohawk Industries, Inc. (a)	873	158
Netflix, Inc. (a)	5,806	600
Newell Rubbermaid, Inc.	3,720	148
News Corp., Class A	5,193	66
News Corp., Class B	1,469	19
Nike, Inc., Class B	9,240	1,137
Nordstrom, Inc.	1,898	136
Omnicom Group, Inc.	3,383	223
O’Reilly Automotive, Inc. (a)	1,354	339
Priceline.com, Inc. (a)	691	854
Pultegroup, Inc.	4,376	83
PVH Corp.	1,160	118
Ralph Lauren Corp.	847	100
Ross Stores, Inc.	5,730	278
Royal Caribbean Cruises Ltd.	2,338	208
Scripps Networks Interactive, Inc.	1,316	65
Signet Jewelers Ltd.	1,112	151
Staples, Inc.	9,012	106

See notes to schedules of investments.

Security Description	Shares	Value
Starbucks Corp.	20,231	$1,150
Starwood Hotels & Resorts Worldwide, Inc.	2,366	157
Target Corp.	8,566	673
TEGNA, Inc.	3,192	71
The Home Depot, Inc.	17,503	2,022
The Walt Disney Co.	21,166	2,163
Tiffany & Co.	1,556	120
Time Warner Cable, Inc.	3,857	692
Time Warner, Inc.	11,117	764
TJX Cos., Inc.	9,192	656
Tractor Supply Co.	1,889	159
TripAdvisor, Inc. (a)	1,568	99
Twenty-First Century Fox, Inc., Class B	16,642	449
Twenty-First Century Fox, Inc., Class B	5,877	159
Under Armour, Inc. (a)	2,453	237
Urban Outfitters, Inc. (a)	1,407	41
VF Corp.	4,707	321
Viacom, Inc., Class B	4,736	204
Whirlpool Corp.	1,068	157
Wyndham Worldwide Corp.	1,662	119
Wynn Resorts Ltd.	1,139	61
Yum! Brands, Inc.	5,877	470
		30,293
Consumer Staples (9.7%):
Altria Group, Inc.	26,726	1,454
Archer-Daniels-Midland Co.	8,300	344
Brown-Forman Corp.	1,446	140
Campbell Soup Co.	2,500	127
Clorox Co.	1,753	203
Coca-Cola Co.	53,365	2,141
Coca-Cola Enterprises, Inc.	2,968	144
Colgate-Palmolive Co.	12,269	779
ConAgra Foods, Inc.	5,913	240
Constellation Brands, Inc., Class A	2,346	294
Costco Wholesale Corp.	5,990	866
CVS Caremark Corp.	15,191	1,465
Dr Pepper Snapple Group, Inc.	2,655	210
Estee Lauder Cos., Inc.	3,091	249
General Mills, Inc.	8,161	458
Hershey Co.	2,032	187
Hormel Foods Corp.	1,895	120
J.M. Smucker Co.	1,402	160
Kellogg Co.	3,469	231
Keurig Green Mountain, Inc.	1,599	83
Kimberly-Clark Corp.	4,965	541
McCormick & Co., Inc.	1,580	130
Mead Johnson Nutrition Co.	2,804	197
Molson Coors Brewing Co.	2,210	183
Mondelez International, Inc.	21,963	919
Monster Beverage Corp. (a)	2,038	275
PepsiCo, Inc.	20,024	1,888
Philip Morris International, Inc.	21,117	1,675
Reynolds American, Inc.	11,298	500
Sysco Corp.	7,541	294
The Kraft Heinz Co.	8,100	572
The Kroger Co.	13,241	478
The Procter & Gamble Co.	36,975	2,659
Tyson Foods, Inc., Class A	4,039	174
Walgreens Boots Alliance, Inc.	11,911	990
Wal-Mart Stores, Inc.	21,510	1,395
Whole Foods Market, Inc.	4,961	157
		22,922
Energy (6.6%):
Anadarko Petroleum Corp.	6,924	418
Apache Corp.	5,221	204
Baker Hughes, Inc.	6,019	313

See notes to schedules of investments.

Security Description	Shares	Value
Cabot Oil & Gas Corp.	5,727	$125
Cameron International Corp. (a)	2,650	162
Chesapeake Energy Corp.	7,280	53
Chevron Corp.	25,650	2,024
Cimarex Energy Co.	1,317	135
Columbia Pipeline Group, Inc.	4,394	80
ConocoPhillips	16,813	807
CONSOL Energy, Inc.	3,240	32
Devon Energy Corp.	5,351	198
Diamond Offshore Drilling, Inc.	976	17
Ensco PLC, Class A, ADR	3,297	46
EOG Resources, Inc.	7,485	545
Equities Corp.	2,137	138
Exxon Mobil Corp.	56,834	4,227
FMC Technologies, Inc. (a)	3,256	101
Halliburton Co.	11,651	412
Helmerich & Payne, Inc.	1,514	72
Hess Corp.	3,286	164
Kinder Morgan, Inc.	24,500	678
Marathon Oil Corp.	9,346	144
Marathon Petroleum Corp.	7,308	339
Murphy Oil Corp.	2,347	57
National Oilwell Varco, Inc.	5,231	197
Newfield Exploration Co. (a)	2,262	74
Noble Energy, Inc.	5,932	179
Occidental Petroleum Corp.	10,413	690
ONEOK, Inc.	2,932	94
Phillips 66	6,526	501
Pioneer Natural Resources Co.	2,067	251
Range Resources Corp.	2,333	75
Schlumberger Ltd.	17,249	1,190
Southwestern Energy Co. (a)	5,410	69
Spectra Energy Corp.	9,296	244
Tesoro Corp.	1,677	163
Transocean Ltd.	4,792	62
Valero Energy Corp.	6,776	407
Williams Cos., Inc.	9,334	344
		16,031
Financials (16.2%):
ACE Ltd.	4,413	457
Affiliated Managers Group, Inc. (a)	739	126
Aflac, Inc.	5,870	341
Allstate Corp.	5,457	318
American Express Co.	11,601	860
American International Group, Inc.	17,637	1,003
American Tower Corp.	5,769	508
Ameriprise Financial, Inc.	2,429	265
Aon PLC	3,817	338
Apartment Investment & Management Co., Class A	2,199	81
Assurant, Inc.	969	77
AvalonBay Communities, Inc.	1,830	320
Bank of America Corp.	142,698	2,223
Bank of New York Mellon Corp.	15,083	590
BB&T Corp.	10,626	378
Berkshire Hathaway, Inc., Class B (a)	25,536	3,330
BlackRock, Inc.	1,758	523
Boston Properties, Inc.	2,124	251
Capital One Financial Corp.	7,393	536
CBRE Group, Inc., Class A (a)	3,936	126
Cincinnati Financial Corp.	2,079	112
Citigroup, Inc.	41,027	2,035
CME Group, Inc.	4,603	427
Comerica, Inc. (b)	2,509	103
Crown Castle International Corp.	4,549	359
Discover Financial Services	5,933	308
E*Trade Financial Corp. (a)	4,064	107
Equinix, Inc.	776	212

See notes to schedules of investments.

Security Description	Shares	Value
Equity Residential (REIT)	4,962	$373
Essex Property Trust, Inc.	904	202
Fifth Third Bancorp	10,949	207
Franklin Resources, Inc.	5,271	196
General Growth Properties, Inc.	7,967	207
Genworth Financial, Inc., Class A (a)	6,989	32
Hartford Financial Services Group, Inc.	5,654	259
HCP, Inc.	6,393	238
Host Hotels & Resorts, Inc.	10,492	166
Hudson City BanCorp, Inc.	6,773	69
Huntington Bancshares, Inc.	11,398	121
IntercontinentalExchange Group, Inc.	1,506	354
Invesco Ltd.	5,964	187
Iron Mountain, Inc.	2,630	82
JPMorgan Chase & Co.	50,408	3,074
KeyCorp	11,747	153
Kimco Realty Corp.	5,805	142
Legg Mason, Inc.	1,395	58
Leucadia National Corp.	4,437	90
Lincoln National Corp.	3,503	166
Loews Corp.	3,909	141
M&T Bank Corp.	1,841	225
Marsh & McLennan Cos., Inc.	7,224	377
McGraw-Hill Cos., Inc.	3,714	321
MetLife, Inc.	15,224	718
Moody’s Corp.	2,375	233
Morgan Stanley	20,768	655
NASDAQ Omx Group, Inc. (The)	1,663	89
Navient Corp.	5,387	61
Northern Trust Corp.	3,037	207
People’s United Financial, Inc.	4,337	68
Plum Creek Timber Co., Inc.	2,477	98
PNC Financial Services Group, Inc.	7,000	624
Principal Financial Group, Inc.	3,795	180
Progressive Corp.	7,986	245
Prologis, Inc.	7,206	280
Prudential Financial, Inc.	6,147	468
Public Storage	2,011	426
Realty Income Corp.	3,220	153
Regions Financial Corp.	18,560	167
Simon Property Group, Inc.	4,217	774
SL Green Realty Corp.	1,387	150
State Street Corp.	5,563	374
SunTrust Banks, Inc.	7,148	273
T Rowe Price Group, Inc.	3,492	243
The Charles Schwab Corp.	16,319	466
The Chubb Corp.	3,093	379
The Goldman Sachs Group, Inc.	5,487	954
The Macerich Co.	1,834	141
Torchmark Corp.	1,586	89
Travelers Cos., Inc.	4,242	422
U.S. Bancorp	22,564	925
Unum Group	3,455	111
Ventas, Inc.	4,581	257
Vornado Realty Trust	2,424	219
Wells Fargo & Co.	63,675	3,271
Welltower, Inc.	4,861	329
Weyerhaeuser Co.	7,169	196
XL Group PLC	4,252	154
Zions Bancorp	2,855	79
		38,232
Health Care (14.3%):
Abbott Laboratories	20,316	816
Abbvie, Inc.	22,563	1,228
Aetna, Inc.	4,751	520
Agilent Technologies, Inc.	4,613	158
Alexion Pharmaceuticals, Inc. (a)	3,100	485

See notes to schedules of investments.

Security Description	Shares	Value
Allergan PLC (a)	5,365	$1,458
AmerisourceBergen Corp.	2,799	266
Amgen, Inc.	10,335	1,430
Anthem, Inc.	3,565	499
Baxalta, Inc.	7,382	233
Baxter International, Inc.	7,536	248
Becton Dickinson & Co.	2,899	385
Biogen Idec, Inc. (a)	3,205	935
Boston Scientific Corp. (a)	18,565	305
Bristol-Myers Squibb Co.	22,729	1,346
C.R. Bard, Inc.	1,028	192
Cardinal Health, Inc.	4,462	343
Celgene Corp. (a)	10,775	1,166
Cerner Corp. (a)	4,240	254
Cigna Corp.	3,509	474
DaVita Healthcare Partners, Inc. (a)	2,381	172
DENTSPLY International, Inc.	1,975	100
Edwards Lifesciences Corp. (a)	1,489	212
Eli Lilly & Co.	13,297	1,113
Endo International PLC (a)	2,836	196
Express Scripts Holding Co. (a)	9,210	746
Gilead Sciences, Inc.	20,005	1,963
HCA Holdings, Inc. (a)	4,357	337
Henry Schein, Inc. (a)	1,157	154
Humana, Inc.	2,019	361
Intuitive Surgical, Inc. (a)	504	232
Johnson & Johnson	37,746	3,524
Laboratory Corp. of America Holdings (a)	1,390	151
Mallinckrodt PLC (a)	1,639	105
McKesson Corp.	3,167	586
Medtronic PLC	19,277	1,289
Merck & Co., Inc.	38,393	1,896
Mylan NV (a)	5,724	230
Patterson Cos., Inc.	1,205	52
PerkinElmer, Inc.	1,590	73
Perrigo Co. PLC	1,993	313
Pfizer, Inc.	84,067	2,641
Quest Diagnostics, Inc.	1,989	122
Regeneron Pharmaceuticals, Inc. (a)	1,044	486
St. Jude Medical, Inc.	3,879	245
Stryker Corp.	4,311	405
Tenet Healthcare Corp. (a)	1,386	51
Thermo Fisher Scientific, Inc.	5,431	665
UnitedHealth Group, Inc.	12,998	1,507
Universal Health Services, Inc., Class B	1,280	160
Varian Medical Systems, Inc. (a)	1,408	104
Vertex Pharmaceuticals, Inc. (a)	3,334	347
Waters Corp. (a)	1,145	135
Zimmer Holdings, Inc.	2,365	222
Zoetis, Inc.	6,257	258
		33,894
Industrials (9.6%):
3M Co.	8,515	1,207
Allegion PLC	1,351	78
American Airlines Group, Inc.	9,157	356
AMETEK, Inc.	3,344	175
C.H. Robinson Worldwide, Inc.	1,932	131
Caterpillar, Inc.	8,214	538
Cintas Corp.	1,216	104
CSX Corp.	13,409	361
Cummins, Inc.	2,264	246
Danaher Corp.	8,105	691
Deere & Co.	4,249	314
Delta Air Lines, Inc.	10,842	486
Dover Corp.	2,132	122
Dun & Bradstreet Corp.	506	53
Eaton Corp. PLC	6,372	328

See notes to schedules of investments.

Security Description	Shares	Value
Emerson Electric Co.	8,957	$396
Equifax, Inc.	1,647	160
Expeditors International of Washington, Inc.	2,578	121
Fastenal Co.	3,955	145
FedEx Corp.	3,580	515
Flowserve Corp.	1,895	78
Fluor Corp.	2,079	88
General Dynamics Corp.	4,135	570
General Electric Co.	137,625	3,471
Honeywell International, Inc.	10,656	1,009
Illinois Tool Works, Inc.	4,491	370
Ingersoll-Rand PLC	3,665	186
J.B. Hunt Transport Services, Inc.	1,276	91
Jacobs Engineering Group, Inc. (a)	1,739	65
Joy Global, Inc.	1,370	20
Kansas City Southern industries, Inc.	1,553	141
L-3 Communications Holdings, Inc.	1,095	114
Lockheed Martin Corp.	3,640	755
Masco Corp.	4,813	121
Nielsen Holdings PLC	5,000	222
Norfolk Southern Corp.	4,108	314
Northrop Grumman Corp.	2,554	424
PACCAR, Inc.	4,913	256
Parker Hannifin Corp.	1,920	187
Pentair PLC	2,487	127
Pitney Bowes, Inc.	2,837	56
Precision Castparts Corp.	1,874	430
Quanta Services, Inc. (a)	2,975	72
Raytheon Co.	4,137	452
Republic Services, Inc.	3,281	135
Robert Half International, Inc.	1,901	97
Rockwell Automation, Inc.	1,863	189
Rockwell Collins, Inc.	1,831	150
Roper Industries, Inc.	1,391	218
Ryder System, Inc.	745	55
Snap-on, Inc.	817	123
Southwest Airlines Co.	8,987	342
Stanley Black & Decker, Inc.	2,128	206
Stericycle, Inc. (a)	1,156	161
Textron, Inc.	3,767	142
The ADT Corp.	2,408	72
The Boeing Co.	8,706	1,140
Tyco International PLC	5,830	195
Union Pacific Corp.	11,827	1,046
United Continental Holdings, Inc. (a)	5,149	273
United Parcel Service, Inc., Class B	9,520	940
United Rentals, Inc. (a)	1,358	82
United Technologies Corp.	11,290	1,005
W.W. Grainger, Inc.	824	177
Waste Management, Inc.	5,733	286
Xylem, Inc.	2,565	84
		23,264
Information Technology (19.8%):
Accenture PLC, Class A	8,507	836
Activision Blizzard, Inc.	6,944	215
Adobe Systems, Inc. (a)	6,783	558
Akamai Technologies, Inc. (a)	2,472	171
Alliance Data Systems Corp. (a)	837	217
Altera Corp.	4,169	209
Amphenol Corp., Class A	4,277	218
Analog Devices, Inc.	4,341	245
Apple, Inc. (c)	77,734	8,575
Applied Materials, Inc.	16,365	240
Autodesk, Inc. (a)	3,083	136
Automatic Data Processing, Inc.	6,349	510
Avago Technologies Ltd.	3,541	443
Broadcom Corp., Class A	7,530	387

See notes to schedules of investments.

Security Description	Shares	Value
CA, Inc.	4,383	$120
Cisco Systems, Inc.	69,326	1,819
Citrix Systems, Inc. (a)	2,249	156
Cognizant Technology Solutions Corp., Class A (a)	8,308	520
Computer Sciences Corp.	1,906	117
Corning, Inc.	16,710	286
eBay, Inc. (a)	15,308	374
Electronic Arts, Inc. (a)	4,305	292
EMC Corp.	26,236	634
F5 Networks, Inc. (a)	967	112
Facebook, Inc., Class A (a)	30,802	2,769
Fidelity National Information Services, Inc.	3,838	257
First Solar, Inc. (a)	1,058	45
Fiserv, Inc. (a)	3,197	277
FLIR Systems, Inc.	1,967	55
Google, Inc., Class A (a)	3,951	2,522
Google, Inc., Class C (a)	4,031	2,453
Harris Corp.	1,734	127
Hewlett-Packard Co.	24,623	631
Intel Corp.	64,802	1,953
International Business Machines Corp.	12,283	1,781
Intuit, Inc.	3,817	339
Juniper Networks, Inc.	4,866	125
KLA-Tencor Corp.	2,214	111
Lam Research Corp.	2,192	143
Linear Technology Corp.	3,365	136
MasterCard, Inc., Class A	13,603	1,226
Microchip Technology, Inc.	2,915	126
Micron Technology, Inc. (a)	14,918	223
Microsoft Corp. (c)	109,021	4,824
Motorola Solutions, Inc.	2,206	151
NetApp, Inc.	4,090	121
NVIDIA Corp.	7,077	174
Oracle Corp.	44,329	1,601
Paychex, Inc.	4,382	209
PayPal Holdings, Inc. (a)	15,117	469
Qorvo, Inc. (a)	2,089	94
QUALCOMM, Inc.	21,417	1,151
Red Hat, Inc. (a)	2,538	182
Salesforce.com, Inc. (a)	8,442	586
SanDisk Corp.	2,786	151
Seagate Technology PLC	4,117	184
Skyworks Solutions, Inc.	2,646	223
Symantec Corp.	9,426	184
TE Connectivity Ltd.	5,484	328
Teradata Corp. (a)	1,966	57
Texas Instruments, Inc.	13,990	693
Total System Services, Inc.	2,317	105
VeriSign, Inc. (a)	1,361	96
Visa, Inc., Class A	26,599	1,854
Western Digital Corp.	3,140	249
Western Union Co.	7,149	131
Xerox Corp.	13,694	133
Xilinx, Inc.	3,580	152
Yahoo!, Inc. (a)	11,805	341
		47,132
Materials (2.8%):
Air Products & Chemicals, Inc.	2,637	336
Airgas, Inc.	951	85
Alcoa, Inc.	18,149	175
Avery Dennison Corp.	1,273	72
Ball Corp.	1,932	120
CF Industries Holdings, Inc.	3,259	146
Eastman Chemical Co.	2,091	135
Ecolab, Inc.	3,620	397
Ei DU Pont de Nemours & Co.	12,333	594
FMC Corp.	1,876	64

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Freeport-McMoRan, Inc.	15,539	$151
International Flavors & Fragrances, Inc.	1,136	117
International Paper Co.	5,694	215
LyondellBasell Industries NV, Class A	5,080	423
Martin Marietta Materials, Inc.	913	139
Monsanto Co.	6,377	544
Newmont Mining Corp.	7,323	118
Nucor Corp.	4,419	166
Owens-Illinois, Inc. (a)	2,310	48
PPG Industries, Inc.	3,690	324
Praxair, Inc.	3,904	398
Sealed Air Corp.	2,805	131
Sherwin-Williams Co.	1,096	244
Sigma-Aldrich Corp.	1,653	230
The Dow Chemical Co.	15,786	670
The Mosaic Co.	4,595	143
Vulcan Materials Co.	1,858	165
WestRock Co.	3,614	186
		6,536
Telecommunication Services (2.3%):
AT&T, Inc.	83,845	2,732
CenturyLink, Inc.	7,806	196
Frontier Communications Corp.	16,215	77
Level 3 Communications, Inc. (a)	4,035	176
Verizon Communications, Inc.	55,419	2,411
		5,592
Utilities (3.0%):
AES Corp.	9,605	94
AGL Resources, Inc.	1,683	103
Ameren Corp.	3,414	144
American Electric Power Co., Inc.	6,686	380
CenterPoint Energy, Inc.	6,048	109
CMS Energy Corp.	3,876	137
Consolidated Edison, Inc.	4,055	271
Dominion Resources, Inc. (Virginia)	8,101	570
DTE Energy Co.	2,493	200
Duke Energy Corp.	9,382	674
Edison International	4,511	285
Entergy Corp.	2,485	162
Eversource Energy	4,398	223
Exelon Corp.	11,744	349
FirstEnergy Corp.	5,844	183
NextEra Energy, Inc.	6,274	612
NiSource, Inc.	4,394	82
NRG Energy, Inc.	4,618	69
Pepco Holdings, Inc.	3,557	86
PG&E Corp.	6,648	351
Pinnacle West Capital Corp.	1,556	100
PPL Corp.	9,251	304
Public Service Enterprise Group, Inc.	7,005	295
SCANA Corp.	2,011	113
Sempra Energy	3,222	312
Southern Co.	12,382	553
TECO Energy, Inc.	3,389	89
WEC Energy Group, Inc.	4,303	225
Xcel Energy, Inc.	7,019	249
		7,324
Total Common Stocks (Cost $75,882)		231,220

U.S. Treasury Obligations (0.4%)
U.S. Treasury Bills, 0.09%, 12/10/15	$1,000	1,000
Total U.S. Treasury Obligations (Cost $1,000)		1,000

See notes to schedules of investments.

Security Description	Shares	Value
Investment Companies (2.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (d)	6,587,163	$6,587
Total Investment Companies (Cost $6,587)		$6,587

Total Investments (Cost $83,469) — 100.1%		238,807
Liabilities in excess of other assets — (0.1)%		(251)
NET ASSETS - 100.00%		$238,556

(a)                   Non-income producing security.

(b)                   Affiliated company security (see Notes to Schedules of Investments).

(c)                    All or a portion of this security has been designated as collateral for futures contracts.

(d)                   Rate disclosed is the daily yield on September 30, 2015.

ADR—American Depositary Receipt

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures	82	12/21/15	$7,825,670	$(212,318)
				$(212,318)

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Munder Mid-Cap Core Growth Fund	September 30, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Consumer Discretionary (18.6%):
Advance Auto Parts, Inc.	524,500	$99,409
BorgWarner, Inc.	1,451,700	60,376
Carter’s, Inc.	953,200	86,398
Cracker Barrel Old Country Store, Inc.	413,400	60,886
Discovery Communications, Inc., Class A (a)	994,200	25,879
Discovery Communications, Inc., Class C (a)	993,000	24,120
Dollar General Corp.	1,142,300	82,748
L Brands, Inc.	1,264,300	113,952
Liberty Broadband Corp., Class A (a)	470,561	24,206
Liberty Broadband Corp., Class C (a)	855,021	43,751
Liberty Media Corp., Series A (a)	702,946	25,109
Liberty Media Corp. (a)	1,378,392	47,500
Marriott International, Inc., Class A	1,107,400	75,525
Penske Automotive Group, Inc.	1,485,400	71,953
Ross Stores, Inc.	1,982,700	96,101
Thor Industries, Inc.	1,051,800	54,483
Toll Brothers, Inc. (a)	2,196,100	75,194
		1,067,590
Consumer Staples (6.8%):
Church & Dwight Co., Inc.	1,008,450	84,609
Hormel Foods Corp.	1,438,800	91,091
Monster Beverage Corp. (a)	661,100	89,341
The Hain Celestial Group, Inc. (a)	1,180,300	60,903
WhiteWave Foods Co. (a)	1,485,500	59,643
		385,587
Energy (4.1%):
Columbia Pipeline Group, Inc.	2,799,300	51,199
Concho Resources, Inc. (a)	660,900	64,966
Diamondback Energy, Inc. (a)	849,200	54,858
Gulfport Energy Corp. (a)	1,117,000	33,153
Oceaneering International, Inc.	702,200	27,582
		231,758
Financials (19.1%):
Affiliated Managers Group, Inc. (a)	577,300	98,713
BofI Holding, Inc. (a)	71,500	9,211
Digital Realty Trust, Inc.	773,325	50,514
Essex Property Trust, Inc.	258,850	57,832
Invesco Ltd.	2,911,900	90,939
Kilroy Realty Corp.	967,100	63,016
Lincoln National Corp.	2,057,100	97,630
Northern Trust Corp.	1,131,800	77,143
Radian Group, Inc.	6,153,400	97,901
Reinsurance Group of America, Inc.	1,017,600	92,184
Signature Bank (a)	663,175	91,226
SLM Corp. (a)	8,854,000	65,520
SunTrust Banks, Inc.	1,222,600	46,752
SVB Financial Group (a)	517,100	59,746
The Macerich Co.	1,263,900	97,094
		1,095,421
Health Care (10.7%):
BioMarin Pharmaceutical, Inc. (a)	1,022,925	107,734
C.R. Bard, Inc.	428,700	79,871
Centene Corp. (a)	468,400	25,401
Cerner Corp. (a)	1,196,400	71,736
Cooper Companies, Inc.	621,200	92,472
HealthSouth Corp.	2,096,800	80,455
PerkinElmer, Inc.	1,558,000	71,606
Perrigo Co. PLC	531,700	83,620
		612,895

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (13.3%):
A.O. Smith Corp.	947,400	$61,761
Acuity Brands, Inc.	385,600	67,704
Allison Transmission Holding, Inc.	1,942,200	51,837
AMETEK, Inc.	1,266,900	66,284
Carlisle Cos., Inc.	666,700	58,256
Fortune Brands Home & Security, Inc.	1,502,100	71,305
Hubbell, Inc., Class B	521,200	44,276
Old Dominion Freight Line, Inc. (a)	954,300	58,212
Ryder System, Inc.	829,800	61,439
Stericycle, Inc. (a)	561,375	78,205
Verisk Analytics, Inc., Class A (a)	1,080,900	79,889
WABCO Holdings, Inc. (a)	609,400	63,884
		763,052
Information Technology (16.0%):
Amphenol Corp., Class A	1,127,500	57,457
Avago Technologies Ltd.	842,000	105,258
Check Point Software Technologies Ltd. (a)	947,275	75,147
Cognizant Technology Solutions Corp., Class A (a)	1,717,920	107,559
Fidelity National Information Services, Inc.	1,106,600	74,231
IPG Photonics Corp. (a)	988,000	75,059
Mentor Graphics Corp.	3,168,400	78,038
Microchip Technology, Inc.	1,469,500	63,321
ON Semiconductor Corp. (a)	6,789,800	63,824
PTC, Inc. (a)	1,571,700	49,886
Red Hat, Inc. (a)	1,174,100	84,394
Skyworks Solutions, Inc.	1,037,300	87,351
		921,525
Materials (5.0%):
Eagle Materials	582,200	39,834
LyondellBasell Industries NV, Class A	903,700	75,332
PolyOne Corp.	1,567,900	46,002
RPM International, Inc.	1,450,300	60,753
W.R. Grace & Co. (a)	699,600	65,098
		287,019
Telecommunication Services (1.9%):
SBA Communications Corp. (a)	1,059,800	111,003

Utilities (2.8%):
Black Hills Corp.	628,600	25,986
ITC Holdings Corp.	2,401,700	80,073
NiSource, Inc.	2,799,300	51,927
		157,986
Total Common Stocks (Cost $3,982,644)		5,633,836

Exchange-Traded Funds (0.7%)
SPDR S&P MidCap 400 ETF	171,688	42,731
Total Exchange-Traded Funds (Cost $44,229)		42,731

Investment Companies (0.4%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	20,281,682	20,282
Total Investment Companies (Cost $20,282)		20,282

Total Investments (Cost $4,047,155) — 99.4%		5,696,849
Other assets in excess of liabilities — 0.6%		32,378
NET ASSETS - 100.00%		$5,729,227

(a)                   Non-income producing security.

(b)                   Rate disclosed is the daily yield on September 30, 2015.

See notes to schedules of investments.

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Munder Small Cap Growth Fund	September 30, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)
Biotechnology (10.3%):
Acadia Pharmaceuticals, Inc. (a)	379	$13
Adamas Pharmaceuticals, Inc. (a)	660	11
Agenus, Inc. (a)	2,730	13
Arrowhead Research Corp. (a)	2,542	15
Celldex Therapeutics, Inc. (a)	1,163	12
Cepheid (a)	362	16
Chimerix, Inc. (a)	622	24
Clovis Oncology, Inc. (a)	134	12
Curis, Inc. (a)	5,813	12
Dynavax Technologies Corp. (a)	1,036	25
Esperion Therapeutics, Inc. (a)	207	5
Exact Sciences Corp. (a)	465	8
Flexion Therapeutics, Inc. (a)	1,034	15
Idera Pharmaceuticals, Inc. (a)	6,042	20
Insys Therapeutics, Inc. (a)	716	20
Keryx Biopharmaceuticals, Inc. (a)	2,083	7
Medgenics, Inc. (a)	2,765	22
MiMedx Group, Inc. (a)	2,206	21
Neurocrine Biosciences, Inc. (a)	438	17
Novavax, Inc. (a)	3,259	23
Portola Pharmaceuticals, Inc. (a)	685	29
TG Therapeutics, Inc. (a)	1,278	13
Trevena, Inc. (a)	1,831	19
Uniqure NV (a)	1,003	21
Xencor, Inc. (a)	1,234	15
		408
Consumer Discretionary (18.0%):
Asbury Automotive Group, Inc. (a)	549	45
Brunswick Corp.	864	41
Burlington Stores, Inc. (a)	1,173	60
Choice Hotels International, Inc.	461	22
Culp, Inc.	1,765	57
Dana Holding Corp.	2,187	35
Dave & Buster’s Enterntainment, Inc. (a)	1,400	53
Drew Industries, Inc.	798	44
Gentherm, Inc. (a)	913	41
Jack In The Box, Inc.	507	39
Liberty Broadband Corp., Class A (a)	891	46
Lithia Motors, Inc.	463	50
Papa John’s International, Inc.	732	50
Pool Corp.	708	51
Tenneco Automotive, Inc. (a)	791	35
Texas Roadhouse, Inc.	1,288	48
		717
Consumer Staples (4.1%):
PriceSmart, Inc.	559	43
Spectrum Brands Holdings, Inc.	532	49
The Hain Celestial Group, Inc. (a)	785	41
Untied Natural Foods, Inc. (a)	678	33
		166
Energy (2.1%):
Carrizo Oil & Gas, Inc. (a)	661	20
Diamondback Energy, Inc. (a)	568	37
Matador Resources Co. (a)	1,301	27
		84
Financials (9.3%):
Colliers International Group, Inc.	734	30
Employers Holdings, Inc.	1,788	40
Firstservice Corp.	1,041	33
Hersha Hospitality Trust	1,790	41
JMP Group LLC	5,999	37
Peapack-Gladstone Financial Corp.	2,164	46

See notes to schedules of investments.

Security Description	Shares	Value
Radian Group, Inc.	2,549	$41
Resource Capital Corp.	2,603	29
Silvercrest Asset Management Group, Inc.	2,948	32
Wisdomtree Invts, Inc.	2,320	38
		367
Health Care Equipment & Supplies (8.1%):
Atricure, Inc. (a)	2,365	52
Cardiovascular Systems, Inc. (a)	1,379	22
Cyberonics, Inc. (a)	747	45
GenMark Diagnostics, Inc. (a)	4,670	37
Greatbatch, Inc. (a)	878	50
Inogen, Inc. (a)	1,241	59
Merit Medical Systems, Inc. (a)	2,284	55
		320
Health Care Providers & Services (3.8%):
HealthSouth Corp.	994	38
RadNet, Inc. (a)	5,238	29
Team Health Holdings, Inc. (a)	752	41
US Physical Therapy, Inc.	966	43
		151
Industrials (10.2%):
Apogee Enterprises, Inc.	891	40
Astronics Corp. (a)	653	26
Caesarstone Sdot Yam, Ltd.	786	24
Continental Building Products, Inc. (a)	2,136	44
Lydall, Inc. (a)	1,661	47
Marten Transport, Ltd.	2,055	33
On Assignment, Inc. (a)	1,227	46
RBC Bearings, Inc. (a)	616	37
Trex, Inc. (a)	937	31
TrueBlue, Inc. (a)	1,579	35
Watsco, Inc.	381	45
		408
Information Technology (23.9%):
Ambarella, Inc. (a)	474	27
CalAmp Corp. (a)	2,303	37
EPAM Systems, Inc. (a)	695	52
Eplus, Inc. (a)	552	44
Euronet Worldwide, Inc. (a)	812	60
Globant SA (a)	1,402	43
j2 Global, Inc.	623	44
Mentor Graphics Corp.	1,938	48
Monotype Imaging Holdings In	1,408	31
Napco Security Systems, Inc. (a)	8,897	54
ON Semiconductor Corp. (a)	4,122	39
PDF Solutions, Inc. (a)	2,458	25
Perficient, Inc. (a)	2,246	35
PTC, Inc. (a)	1,274	40
QAD, Inc.	1,872	48
SciQuest, Inc. (a)	2,932	29
Silicom, Ltd.	1,267	34
Silicon Laboratories, Inc. (a)	878	36
SS&C Technologies Holdings, Inc.	778	54
Synchronoss Technologies, Inc. (a)	955	31
Syntel, Inc. (a)	1,024	46
Textura Corp. (a)	1,663	43
Zix Corp. (a)	10,713	45
		945
Materials (2.3%):
PolyOne Corp.	1,434	42
Trecora RES (a)	4,006	50
		92

See notes to schedules of investments.

Security Description	Shares	Value
Pharmaceuticals (3.9%):
Amphastar Pharmaceuticals, Inc. (a)	1,182	$14
Cempra, Inc. (a)	658	18
Corium International, Inc. (a)	2,934	28
Foamix Pharmaceuticals, Ltd. (a)	1,473	11
Lannett Co., Inc. (a)	420	17
Nektar Therapeutics (a)	2,094	23
Pacira Pharmaceuticals, Inc. (a)	193	8
Relypsa, Inc. (a)	347	6
Tetraphase Pharmaceuticals, Inc. (a)	537	4
ZS Pharma, Inc. (a)	364	24
		153
Utilities (1.2%):
Connecticut WTR Service, Inc.	1,288	47
Total Common Stocks (Cost $4,335)		3,858

Exchange-Traded Funds (2.0%)
iShares Russell 2000 Growth ETF	589	79
Total Exchange-Traded Funds (Cost $83)		79

Investment Companies (0.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	6,559	7
Total Investment Companies (Cost $7)		7

Total Investments (Cost $4,425) — 99.4%		3,944
Other assets in excess of liabilities — 0.6%		25
NET ASSETS - 100.00%		$3,969

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on September 30, 2015.

ETF—Exchange-Traded Fund

LLC—Limited Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Trivalent Emerging Markets Small-Cap Fund	September 30, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Rights (1.0%)
Russian Federation (1.0%):
Financials (1.0%):
Moscow Exchange MICEX (b)	28,281	$35
Total Rights (Cost $37)		35

Common Stocks (95.3%)
Bermuda (0.6%):
Consumer Discretionary (0.6%):
GOME Electrical Appliances Holding Ltd.	128,000	20

Brazil (6.1%):
Consumer Discretionary (1.4%):
Gredene SA	3,800	17
Lojas Renner SA	4,000	19
Smiles SA	1,900	14
		50
Consumer Staples (1.6%):
Raia Drogasil SA	4,000	40
Sao Martinho SA	1,700	17
		57
Energy (0.7%):
Qgep Paticipacoes SA	16,400	25

Financials (1.4%):
Banco ABC Brasil SA	8,000	19
Sul America SA	7,500	34
		53
Health Care (0.5%):
Fleury SA	4,200	17

Utilities (0.5%):
EDP - Energias do Brasil SA	6,400	19
		221
China (15.9%):
Consumer Discretionary (2.6%):
Anta Sports Products Ltd.	22,000	57
Intime Retail Group Co. Ltd.	35,500	37
		94
Financials (2.8%):
Bank of Chongqing Co. Ltd., Class H	50,500	35
Central China Securities Co. Ltd., Class H	41,000	21
KWG Property Holding Ltd.	66,500	44
		100
Health Care (0.7%):
Shandong Weiga Group Medical Polymer Co. Ltd, Class H	24,000	15
Sihuan Pharmaceutical Holdings Group Ltd. (c)	37,000	12
		27
Industrials (3.0%):
China Lesso Group Holdings Ltd.	94,000	76
Sinotrans Ltd.	67,000	32
		108
Information Technology (3.5%):
Autohome, Inc., ADR (b)	604	20
Changyou.com Ltd., ADR (b)	1,437	26
JinkoSolar Holding Co., ADR (b)	880	19
Semiconductor Manufacturing International Corp. (b)	326,000	29
Xinyi Solar Holdings Ltd.	94,000	32
		126
Materials (1.0%):
Huaxin Cement Co. Ltd., Class B	38,620	24
Tiangong International Co. Ltd.	142,000	13
		37
Utilities (2.3%):
China Power International Development Ltd.	98,000	64
Huadian Fuxin Energy Corp. Ltd., Class H	50,000	17
		81
		573

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Egypt (0.5%):
Financials (0.5%):
Palm Hills Developments SAE (b)	61,849	$16

Greece (0.7%):
Industrials (0.7%):
Aegean Airlines	3,384	26

Hong Kong (4.4%):
Consumer Discretionary (0.9%):
Skyworth Digital Holdings Ltd.	50,000	34

Energy (0.6%):
NewOcean Energy Holdings Ltd.	52,000	20

Financials (0.8%):
Shenzhen Investment, Ltd.	86,000	30

Industrials (1.1%):
China High Speed Transmission Equipment Group Co. Ltd. (b)	40,000	39

Information Technology (0.5%):
Wasion Group Holdings Ltd.	18,000	19

Telecommunication Services (0.5%):
Citic Telecom International Holdings Ltd.	48,000	17
		159
Hungary (0.7%):
Telecommunication Services (0.7%):
Magyar Telekom Telecommunications PLC (b)	18,168	25

India (8.3%):
Consumer Discretionary (1.6%):
Dish TV India, Ltd. (b)	13,394	22
Welspun India Ltd.	2,683	34
		56
Energy (0.7%):
Mangalore Refinery and Petrochemicals Ltd. (b)	29,111	24

Financials (2.2%):
Housing Development & Infrastructure Ltd. (b)	23,394	27
Indiabulls Housing Finance Ltd.	2,380	29
Syndicate Bank	19,943	25
		81
Health Care (1.2%):
Jubilant Life Sciences, Ltd.	7,318	42

Industrials (0.7%):
KEC International Ltd.	11,617	25

Materials (1.1%):
UPL Ltd.	5,536	39

Utilities (0.8%):
JSW Energy Ltd.	20,671	30
		297
Indonesia (0.6%):
Financials (0.6%):
PT Ciputra Development TBK	367,830	21

Jersey (1.5%):
Information Technology (1.5%):
WNS (Holdings) Ltd., ADR (b)	1,977	55

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Korea, Republic Of (18.8%):
Consumer Discretionary (4.0%):
Hana Tour Service, Inc.	245	$30
Lotte Himart Co. Ltd.	537	30
S&T Motiv Co. Ltd.	1,062	59
SL Corp.	1,455	23
		142
Consumer Staples (2.7%):
BGF Retail Co. Ltd.	361	62
Nongshim Co. Ltd.	114	35
		97
Financials (1.8%):
KIWOOM Securities Co. Ltd.	588	28
Korean Reinsurance Co.	3,107	38
		66
Health Care (3.7%):
Boryung Pharmaceutical Co. Ltd.	1,038	52
Value Added Technology Co. Ltd.	1,159	38
Yuhan Corp.	208	43
		133
Information Technology (2.8%):
LG International Corp.	830	19
Webzen, Inc. (b)	823	23
WiSol Co. Ltd.	2,020	25
WONIK IPS Co. Ltd. (b)	4,264	33
		100
Materials (3.8%):
Seah Besteel Corp.	1,790	46
SKC Co. Ltd.	1,266	41
Soulbrain Co. Ltd.	1,382	50
		137
		675
Malaysia (2.8%):
Health Care (1.5%):
Kossan Rubber Industries Berhad	31,000	55

Information Technology (0.7%):
Inari Amertron Berhad	32,600	25

Telecommunication Services (0.6%):
TIME dotCom Berhad	14,900	22
		102
Mexico (6.9%):
Consumer Discretionary (1.1%):
Megacable Holdings Sab de CV	10,900	40

Consumer Staples (2.6%):
Gruma Sab de CV, Class B	6,700	92

Financials (1.9%):
Banregio Grupo Financiero Sab de CV	3,600	19
Macquarie Mexico Real Estate Management SA de CV	38,600	49
		68
Industrials (0.6%):
OHL Mexico Sab de CV (b)	18,000	23

Materials (0.7%):
Alpek Sab de CV	20,100	26
		249
Philippines (2.7%):
Consumer Discretionary (0.8%):
ABS-CBN Holdings Corp.	23,010	30

Financials (1.2%):
Filinvest Land, Inc.	1,144,000	41

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (0.7%):
Cebu Air, Inc.	13,180	$25
		96
Russian Federation (2.4%):
Consumer Staples (1.4%):
X5 Retail Group NV, GDR, Registered Shares (b)	2,990	52

Materials (1.0%):
ALROSA AO	40,938	36
		88
South Africa (5.5%):
Consumer Staples (1.5%):
Astral Foods Ltd.	4,332	55

Financials (1.0%):
Resilient Property Income Fund Ltd.	4,444	37

Industrials (0.6%):
Raubex Group Ltd.	16,762	21

Materials (1.8%):
Mpact Ltd.	12,469	43
Sappi, Ltd. (b)	6,356	20
		63
Telecommunication Services (0.6%):
Telkom SA SOC Ltd.	4,400	21
		197
Taiwan (4.9%):
Consumer Discretionary (1.5%):
Grand Ocean Retail Group Ltd.	13,000	14
Taiwan Paiho Ltd.	15,000	41
		55
Industrials (1.3%):
Sporton International, Inc.	8,154	48

Information Technology (2.1%):
Flexium Interconnect, Inc.	9,373	26
Silicon Motion Technology Corp., ADR	1,780	48
		74
		177
Taiwan, Province Of China (5.2%):
Consumer Discretionary (0.8%):
Tung Thih Electronic Co. Ltd.	4,000	28

Health Care (0.6%):
SCI Pharmtech, Inc.	10,000	22

Industrials (1.7%):
Shin Zu Shing Co. Ltd.	11,000	33
Voltronic Power Technology Corp.	2,100	28
		61
Information Technology (0.5%):
Compeq Manufacturing Co. Ltd.	27,000	19
Powertech Technology, Inc.	15,000	27
Sitronix Technology Corp.	11,000	32
		78
		189
Thailand (2.7%):
Financials (1.3%):
Supalai Public Co. Ltd.	48,000	24

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Thanachart Capital Public Co. Ltd.	24,300	$22
		46
Industrials (0.6%):
Bangkok Expressway Public Co. Ltd.	23,000	23

Information Technology (0.8%):
KCE Electronics Public Co. Ltd	18,900	29
		98
Turkey (3.1%):
Consumer Discretionary (0.6%):
Dogus Otomotiv Servis ve Ticaret AS	7,038	22

Financials (0.6%):
Turkiye Sinai Kalkinma Bankasi AS	44,372	21

Industrials (1.1%):
Tekfen Holding AS	14,737	21
Trakya Cam Sanayii AS	30,945	19
		40
Materials (0.8%):
Akcansa Cimento	6,427	30
		113
Total Common Stocks (Cost $3,564)		3,397

Preferred Stocks (0.8%)
Russian Federation (0.8%):
Energy (0.8%):
Ak Transneft OAO	12	27
Total Preferred Stocks (Cost $26)		27

Exchange-Traded Funds (3.8%)
United States (3.8%):
iShares MSCI China Small-Cap ETF	1,483	61
iShares MSCI Emerging Markets Small-Cap ETF	1,896	76
		137
Total Exchange-Traded Funds (Cost $152)		137
Total Investments (Cost $3,779) — 99.9%		3,596
Other assets in excess of liabilities — 0.1%		4
NET ASSETS - 100.00%		$3,600

(a)              All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at September 30, 2015.

(b)              Non-income producing security.

(c)               The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At September 30, 2015, illiquid securities were 0.30% of the Fund’s net assets.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

OAO—Russian Open Joint Stock Corporations

PLC—Public Liability Co.

See notes to schedules of investments.

Trivalent Emerging Markets Small-Cap Fund invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$223	6.2%
Real Estate Management & Development	203	5.6%
Food Products	164	4.7%
Food & Staples Retailing	153	4.1%
Textiles, Apparel & Luxury Goods	150	4.2%
Pharmaceuticals	148	4.2%
Electronic Equipment, Instruments & Components	143	3.9%
Banks	140	3.9%
Chemicals	130	3.7%
Independent Power and Renewable Electricity Producers	111	3.1%
Auto Components	110	3.1%
Health Care Equipment & Supplies	108	3.0%
Media	106	2.9%
Oil, Gas & Consumable Fuels	96	2.7%
Building Products	95	2.6%
Metals & Mining	95	2.7%
Real Estate Investment Trusts (REITs)	86	2.4%
Diversified Telecommunication Services	85	2.4%
Insurance	72	2.0%
Multiline Retail	69	1.9%
Diversified Consumer Services	68	1.9%
Construction & Engineering	67	1.9%
Electrical Equipment	66	2.0%
IT Services	55	1.5%
Construction Materials	54	1.5%
Airlines	50	1.4%
Specialty Retail	50	1.3%
Capital Markets	50	1.4%
Software	48	1.3%
Professional Services	48	1.3%
Transportation Infrastructure	46	1.2%
Containers & Packaging	43	1.2%
Packaged Foods & Meats	35	1.0%
Diversified Financial Services	35	1.0%
Household Durables	34	0.9%
Machinery	33	0.9%
Air Freight & Logistics	32	0.9%
Hotels, Restaurants & Leisure	30	0.8%
Thrifts & Mortgage Finance	29	0.8%
Distributors	23	0.6%
Internet Software & Services	20	0.5%
Paper Products	20	0.5%
Electric Utilities	19	0.5%
Health Care Providers & Services	17	0.5%
Other *	141	3.9%
Total	$3,600	100.0%

*                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Trivalent International Fund-Core Equity	September 30, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (99.8%)
Australia (4.2%):
Energy (0.4%):
Beach Energy Ltd.	118,668	$38
Oil Search Ltd.	9,006	46
		84
Financials (2.4%):
AMP Ltd.	17,595	69
Australia & New Zealand Banking Group Ltd.	3,734	72
Bank of Queensland Ltd.	8,449	69
Dexus Property Group	22,547	113
Macquarie Group Ltd.	3,780	205
Westpac Banking Corp.	3,162	67
		595
Health Care (0.3%):
Estia Health Ltd.	16,099	77

Industrials (0.3%):
Qantas Airways Ltd. (b)	31,111	81

Materials (0.8%):
Rio Tinto Ltd.	5,270	181
		1,018
Austria (0.3%):
Materials (0.3%):
Voestalpine AG	1,871	64

Belgium (1.2%):
Consumer Staples (0.8%):
Delhaize Group SA	2,209	196

Financials (0.4%):
KBC Groep NV	1,627	102
		298
Brazil (1.1%):
Consumer Discretionary (0.5%):
Lojas Renner SA	17,000	79
Smiles SA	6,700	51
		130
Financials (0.6%):
Itau Unibanco Holding SA, ADR	14,784	98
Porto Seguro SA	4,900	37
		135
		265
Canada (5.8%):
Consumer Discretionary (0.4%):
Magna International, Inc.	1,937	93

Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc., Class B	3,444	159

Energy (1.5%):
Canadian Natural Resources Ltd.	4,185	81
Parex Resources, Inc. (b)	19,715	137
Raging River Exploration, Inc. (b)	12,966	72
Whitecap Resources, Inc.	9,136	72
		362
Financials (2.7%):
Canadian Apartment Properties REIT	4,105	87
Canadian Imperial Bank of Commerce	3,118	224
Royal Bank of Canada	3,810	211
Sun Life Financial, Inc.	3,968	128
		650

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (0.4%):
Air Canada (b)	11,719	$94

Materials (0.2%):
OceanaGold Corp.	32,908	48
		1,406
China (3.8%):
Consumer Discretionary (0.3%):
Chongqing Changan Automobile Co. Ltd.	47,326	80

Financials (1.7%):
Bank of China Ltd.	351,275	152
Industrial & Commercial Bank of China Ltd.	298,250	173
New China Life Insurance Co. Ltd., Class H	20,100	87
		412
Industrials (0.7%):
China Railway Construction Corp.	111,575	166

Information Technology (0.8%):
Semiconductor Manufacturing International Corp. (b)	1,225,000	111
Tencent Holdings Ltd.	4,400	74
		185
Utilities (0.3%):
Datang International Power Generation Co. Ltd.	200,000	76
		919
Denmark (2.7%):
Consumer Discretionary (1.3%):
Pandora A/S	2,750	322

Financials (0.5%):
Danske Bank A/S	3,877	117

Health Care (0.4%):
Novo Nordisk A/S, Class B	1,734	94

Industrials (0.5%):
A.P. Moeller-Maersk A/S, Class B	85	131
		664
Finland (0.9%):
Financials (0.4%):
Sampo Oyj, Class A	2,296	111

Telecommunication Services (0.5%):
Elisa Oyj	3,334	113
		224
France (6.9%):
Consumer Discretionary (0.6%):
Renault SA	973	70
Valeo SA	559	76
		146
Consumer Staples (0.6%):
Carrefour SA	2,494	74
Pernod Ricard SA	749	76
		150
Energy (0.8%):
Total SA	2,778	125
Total SA, ADR	1,386	62
		187
Financials (0.9%):
Credit Agricole SA	5,933	68
Societe Generale	3,644	163
		231
Health Care (0.4%):
Sanofi	956	91

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (1.8%):
Airbus Group NV	2,019	$120
Teleperformance	3,101	235
Thales SA	1,074	75
		430
Information Technology (0.9%):
Cap Gemini SA	1,403	125
Ingenico	748	90
		215
Telecommunication Services (0.3%):
Orange SA	5,093	77

Utilities (0.6%):
Veolia Environnement	6,206	142
		1,669
Germany (6.5%):
Consumer Discretionary (0.9%):
Daimler AG, Registered Shares	2,886	209

Consumer Staples (0.5%):
Henkel AG & Co. KGAA	1,534	135

Financials (0.9%):
Hannover Rueck SE	2,043	209

Health Care (1.8%):
Bayer AG	2,021	258
Fresenius SE & Co. KGaA	2,788	187
		445
Information Technology (0.8%):
Infineon Technologies AG	8,496	95
United Internet AG	1,838	93
		188
Materials (0.6%):
Evonik Industries AG	4,143	139

Telecommunication Services (1.0%):
Deutsche Telekom AG, Registered Shares	9,444	168
Freenet AG	2,663	88
		256
		1,581
Hong Kong (3.1%):
Energy (0.3%):
CNOOC Ltd.	66,000	68

Financials (1.1%):
BOC Hong Kong Holdings Ltd.	26,000	77
Cheung Kong Property Holdings Ltd.	14,895	109
China Overseas Land & Investment Ltd.	26,000	79
		265
Industrials (0.7%):
CK Hutchison Holdings Ltd.	14,395	188

Telecommunication Services (0.5%):
China Mobile Ltd.	10,500	125

Utilities (0.5%):
Cheung Kong Infrastructure Holdings Ltd.	12,875	116
		762
India (1.8%):
Energy (0.6%):
Reliance Industries Ltd.	10,152	134

Health Care (0.4%):
Cadila Healthcare Ltd.	3,355	107

Information Technology (0.4%):
HCL Technologies Ltd.	7,048	105

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.4%):
Idea Cellular Ltd.	37,153	$85
		431
Ireland (1.9%):
Health Care (1.1%):
ICON PLC (b)	2,663	189
Shire PLC	1,092	74
		263
Materials (0.8%):
CRH PLC	3,087	82
Smurfit Kappa Group PLC	4,279	115
		197
		460
Isle of Man (0.3%):
Information Technology (0.3%):
Playtech Ltd.	6,705	84

Israel (0.8%):
Health Care (0.8%):
Teva Pharmaceutical Industries Ltd.	3,643	206

Italy (1.2%):
Energy (0.3%):
Eni SpA	4,955	78

Utilities (0.9%):
Enel SpA	28,647	128
Snam SpA	16,899	87
		215
		293
Japan (16.8%):
Consumer Discretionary (3.6%):
Bridgestone Corp.	6,900	240
Fuji Heavy Industries Ltd.	4,600	166
Panasonic Corp.	7,100	72
Sekisui House Ltd.	6,600	104
Toyota Motor Corp.	4,925	290
		872
Consumer Staples (1.8%):
Japan Tobacco, Inc.	6,200	193
NH Foods Ltd.	7,000	143
Seven & I Holdings Co. Ltd.	2,100	96
		432
Financials (4.0%):
Chiba Bank Ltd.	13,700	98
Daiwa House Industry Co. Ltd.	10,000	248
Mizuho Financial Group, Inc.	45,900	86
ORIX Corp.	13,700	177
Sumitomo Mitsui Financial Group, Inc.	6,025	230
Tokio Marine Holdings, Inc.	3,900	146
		985
Health Care (0.9%):
Astellas Pharma, Inc.	6,000	78
Shionogi & Co. Ltd.	4,100	147
		225
Industrials (2.4%):
Central Japan Railway Co.	1,100	178
Mitsubishi Electric Corp.	16,000	147
Mitsubishi Heavy Industries Ltd.	28,000	126
NSK Ltd.	13,944	135
		586

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Information Technology (2.1%):
FUJIFILM Holdings Corp.	2,100	$79
Keyence Corp.	300	134
Kyocera Corp.	1,600	73
Murata Manufacturing Co. Ltd.	1,100	143
Nomura Research Institute Ltd.	2,120	82
		511
Materials (0.8%):
Nippon Steel & Sumitomo Metal	7,600	139
Sumitomo Metal Mining Co. Ltd.	6,000	68
		207
Telecommunication Services (1.2%):
KDDI Corp.	5,000	112
Nippon Telegraph & Telephone Corp.	4,900	172
		284
		4,102
Korea, Republic Of (2.9%):
Consumer Discretionary (0.4%):
Kangwon Land, Inc.	2,860	101

Consumer Staples (1.0%):
Amorepacific Corp.	304	99
BGF Retail Co. Ltd.	822	141
		240
Financials (0.4%):
Industrial Bank of Korea	8,922	103

Information Technology (0.4%):
Samsung Electro-Mechanics Co. Ltd.	1,920	105

Materials (0.7%):
LG Chem Ltd.	656	159
		708
Luxembourg (0.3%):
Consumer Discretionary (0.3%):
RTL Group SA	869	75

Malaysia (0.5%):
Financials (0.5%):
Hong Leong Financial Group Berhad	20,200	64
RHB Capital Berhad	33,900	46
		110
Mexico (1.4%):
Consumer Staples (1.2%):
Gruma Sab de CV, Class B	15,100	208
Wal-Mart de Mexico Sab de CV	31,000	76
		284
Industrials (0.2%):
OHL Mexico Sab de CV (b)	44,800	58
		342
Netherlands (3.0%):
Consumer Discretionary (0.4%):
Wolters Kluwer NV	2,880	89

Consumer Staples (0.9%):
Heineken NV	2,795	226

Energy (0.7%):
Royal Dutch Shell PLC, Class B	5,947	141
Royal Dutch Shell PLC, ADR	591	28
		169
Financials (0.5%):
ING Groep NV	8,266	118

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (0.5%):
Aercap Holdings NV (b)	3,171	$121
		723
Norway (1.4%):
Financials (0.5%):
DNB ASA	9,170	120

Materials (0.6%):
Yara International ASA	3,746	150

Telecommunication Services (0.3%):
Telenor ASA	3,920	73
		343
Philippines (0.4%):
Telecommunication Services (0.4%):
Globe Telecom, Inc.	2,155	109

Poland (0.3%):
Utilities (0.3%):
Enea SA	20,878	74

Portugal (0.6%):
Energy (0.3%):
Galp Energia, SGPS, SA	7,511	74

Utilities (0.3%):
EDP - Energias de Portugal SA	22,733	83
		157
Republic of Korea (South) (0.4%):
Information Technology (0.4%):
Samsung Electronics Co. Ltd.	102	98

Russian Federation (0.6%):
Energy (0.2%):
LUKOIL Holding Depository Receipt, ADR	1,430	49

Materials (0.4%):
MMC Norilsk Nickel PJSC, ADR	6,330	91
		140
Singapore (0.6%):
Financials (0.6%):
DBS Group Holdings Ltd.	13,100	150

South Africa (1.1%):
Energy (0.3%):
Sasol Ltd.	2,647	74

Financials (0.4%):
Santam Ltd.	5,498	90

Telecommunication Services (0.4%):
Telkom SA SOC Ltd.	21,981	106
		270
Spain (1.2%):
Financials (0.7%):
Banco Santander SA	14,223	76
Mapfre SA	34,376	90
		166
Utilities (0.5%):
Iberdrola SA	17,148	114
		280

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Sweden (2.7%):
Consumer Staples (1.1%):
Svenska Cellulosa AB, B Shares	9,552	$268

Financials (0.5%):
Skandinaviska Enskilda Banken AB, Class A	10,400	111

Industrials (0.3%):
Volvo AB, B Shares	8,976	86

Information Technology (0.3%):
Telefonaktiebolaget LM Ericsson, B Shares	7,006	69

Materials (0.5%):
Boliden AB	7,116	112
		646
Switzerland (5.9%):
Consumer Staples (0.7%):
Nestle SA, Registered Shares	2,257	170

Financials (1.7%):
Credit Suisse Group AG, Registered Shares	2,850	69
Swiss Life Holding AG	855	191
UBS Group AG, Registered Shares	8,333	154
		414
Health Care (3.0%):
Actelion Ltd.	887	113
Lonza Group AG, Registered Shares	948	125
Novartis AG	3,532	325
Roche Holding AG	692	183
		746
Industrials (0.5%):
Adecco SA, Registered Shares	1,547	114
		1,444
Taiwan, Province of China (2.5%):
Financials (0.8%):
Ctbc Financial Holding Co. Ltd.	139,003	72
Taishin Financial Holding Co. Ltd.	390,873	138
		210
Information Technology (1.7%):
Hon Hai Precision Industry Co. Ltd.	44,100	115
Largan Precision Co. Ltd.	2,000	157
Powertech Technology, Inc.	73,000	133
		405
		615
Thailand (0.3%):
Materials (0.3%):
The Siam Cement Public Co. Ltd. - NVDR	5,900	76

Turkey (0.6%):
Financials (0.3%):
Akbank T.A.S.	30,260	68

Industrials (0.3%):
Turk Hava Yollari (b)	25,736	68
		136
United Kingdom (13.4%):
Consumer Discretionary (2.6%):
Barratt Developments PLC	31,412	307
Dixons Carphone PLC	12,577	81
ITV PLC	62,943	235
		623

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Consumer Staples (2.2%):
Britvic PLC	7,618	$79
Greggs PLC	9,986	164
Imperial Tobacco Group PLC	1,584	82
Unilever PLC	5,061	206
		531
Energy (0.7%):
BP PLC	34,137	173

Financials (3.5%):
Barclays PLC	21,804	81
Close Brothers Group PLC	3,921	89
HSBC Holdings PLC	2,003	15
HSBC Holdings PLC, ADR	1,342	51
Lloyds Banking Group PLC	197,903	225
Man Group PLC	44,241	103
Prudential PLC	8,190	173
The Paragon Group of Cos. PLC	17,298	103
		840
Health Care (0.7%):
AstraZeneca PLC	2,768	176

Industrials (1.6%):
Ashtead Group PLC	13,692	193
easyJet PLC	7,308	197
		390
Materials (0.9%):
Mondi PLC	7,039	148
RPC Group PLC	8,055	77
		225
Telecommunication Services (0.7%):
BT Group PLC	28,000	178

Utilities (0.5%):
National Grid PLC	9,318	130
		3,266
United States (0.4%):
Health Care (0.4%):
Valeant Pharmaceuticals International, Inc. (b)	529	94
Total Common Stocks (Cost $23,839)		24,302

Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares MSCI Emerging Markets ETF	2,274	75
Total Exchange-Traded Funds (Cost $97)		75
Total Investments (Cost $23,936) — 100.1%		24,377
Liabilities in excess of other assets — (0.1)%		(13)
NET ASSETS - 100.00%		$24,364

(a)              All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at September 30, 2015.

(b)              Non-income producing security.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

NVDR—Non-Voting Depository Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

REIT—Real Estate Investment Trust

Trivalent International Fund-Core Equity invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
Banks	$3,443	14.2%
Pharmaceuticals	1,834	7.4%
Oil, Gas & Consumable Fuels	1,452	6.0%
Insurance	1,331	5.6%
Food & Staples Retailing	906	3.8%
Electronic Equipment, Instruments & Components	897	3.7%
Diversified Telecommunication Services	887	3.5%
Automobiles	815	3.3%
Metals & Mining	703	2.9%
Capital Markets	620	2.6%
Food Products	521	2.2%
Wireless Telecommunication Services	519	2.1%
Electric Utilities	515	2.0%
Household Durables	483	2.1%
Media	449	2.0%
Chemicals	448	1.9%
Airlines	440	1.8%
Real Estate Management & Development	437	1.7%
Auto Components	408	1.7%
Household Products	403	1.6%
Beverages	380	1.5%
Professional Services	349	1.5%
Machinery	347	1.5%
Semiconductors & Semiconductor Equipment	339	1.4%
Textiles, Apparel & Luxury Goods	322	1.3%
Trading Companies & Distributors	314	1.3%
Life Sciences Tools & Services	314	1.3%
IT Services	312	1.2%
Personal Products	305	1.2%
Tobacco	275	1.1%
Multi-Utilities	272	1.1%
Health Care Providers & Services	264	1.1%
Real Estate Investment Trusts (REITs)	201	0.9%
Aerospace & Defense	195	0.8%
Containers & Packaging	193	0.8%
Industrial Conglomerates	187	0.8%
Road & Rail	178	0.7%
Diversified Financial Services	177	0.7%
Internet Software & Services	167	0.7%
Construction & Engineering	166	0.7%
Construction Materials	157	0.6%
Paper & Forest Products	148	0.6%
Electrical Equipment	147	0.6%
Marine	131	0.5%
Biotechnology	113	0.5%
Thrifts & Mortgage Finance	104	0.4%
Hotels, Restaurants & Leisure	101	0.4%
Technology Hardware, Storage & Peripherals	98	0.4%
Gas Utilities	87	0.4%
Software	84	0.3%
Specialty Retail	81	0.3%
Multiline Retail	80	0.3%
Independent Power and Renewable Electricity Producers	76	0.3%
Communications Equipment	69	0.3%
Transportation Infrastructure	58	0.2%
Other *	62	0.2%
Total	$24,364	100.0%

*                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Trivalent International Small-Cap Fund	September 30, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.5%)
Australia (3.5%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd.	366,130	$2,231
Echo Entertainment Group Ltd.	1,037,186	3,531
		5,762
Consumer Staples (0.6%):
Select Harvests Ltd.	429,341	3,366

Energy (0.2%):
Drillsearch Energy Ltd. (b)	4,482,671	1,546

Financials (0.3%):
Charter Hall Group	536,203	1,642

Industrials (0.4%):
SAI Global Ltd.	743,250	2,382

Materials (0.7%):
Adelaide Brighton Ltd.	726,222	2,224
CSR Ltd.	893,086	1,825
		4,049
Telecommunication Services (0.3%):
M2 Group Ltd.	275,930	1,843
		20,590
Austria (0.3%):
Industrials (0.3%):
Porr AG	65,296	1,680

Belgium (1.4%):
Financials (0.7%):
Cofinimmo	19,135	2,020
Warehouses De Pauw SCA	26,722	2,074
		4,094
Information Technology (0.4%):
Melexis NV	44,568	2,062

Telecommunication Services (0.3%):
Mobistar SA (b)	88,080	1,895
		8,051
Bermuda (0.3%):
Consumer Discretionary (0.3%):
Texwinca Holdings Ltd.	1,962,000	1,770

Canada (5.7%):
Consumer Discretionary (0.7%):
Cogeco Cable, Inc.	34,891	1,687
Entertainment One Ltd.	741,639	2,789
		4,476
Energy (1.3%):
Bankers Petroleum Ltd. (b)	205,360	268
Birchcliff Energy Ltd. (b)	351,021	1,678
Parex Resources, Inc. (b)	426,623	2,957
Raging River Exploration, Inc. (b)	497,974	2,751
		7,654
Financials (1.2%):
Canadian Apartment Properties REIT	89,209	1,897
Element Financial Corp. (b)	168,944	2,307
Gluskin Sheff + Associates, Inc.	17,405	260
Laurentian Bank of Canada	63,547	2,397
		6,861
Health Care (0.3%):
Concordia Healthcare Corp.	44,173	1,885

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (1.0%):
Air Canada (b)	417,463	$3,357
Ritchie Bros. Auctioneers	92,760	2,399
		5,756
Materials (1.2%):
Nevsun Resources Ltd.	547,416	1,604
OceanaGold Corp.	1,515,872	2,215
Stella-Jones, Inc.	94,262	3,040
		6,859
		33,491
China (0.1%):
Utilities (0.1%):
Sound Global Ltd. (b)(c)	2,114,000	859

Denmark (0.3%):
Consumer Discretionary (0.3%):
Pandora A/S	16,992	1,988

Finland (1.0%):
Financials (0.3%):
Sponda OYJ	464,653	1,817

Industrials (0.7%):
Cramo Oyj	182,978	3,821
		5,638
France (8.6%):
Consumer Discretionary (1.4%):
Havas SA	214,147	1,749
Montupet SA	24,748	1,457
Technicolor SA	297,977	2,059
Valeo SA	21,520	2,914
		8,179
Financials (1.3%):
Fonciere des Regions	33,992	2,960
Mercialys SA	93,784	2,029
Nexity SA	64,655	2,787
		7,776
Health Care (0.9%):
Ipsen SA	43,881	2,723
Korian-Medica	71,649	2,699
		5,422
Industrials (1.6%):
Saft Groupe SA	82,630	2,704
Teleperformance	83,529	6,335
		9,039
Information Technology (2.2%):
Alten Ltd.	45,747	2,350
ATOS	46,217	3,549
Criteo SA, ADR (b)	38,824	1,457
Ingenico	47,581	5,747
		13,103
Materials (0.6%):
Arkema SA	30,930	2,007
Imerys SA	24,154	1,552
		3,559
Utilities (0.6%):
Veolia Environnement	147,323	3,376
		50,454
Germany (5.1%):
Consumer Discretionary (1.6%):
Stroeer Media SE	126,854	7,464

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
TUI AG	113,560	$2,097
		9,561
Financials (0.9%):
Hannover Rueck SE	29,863	3,053
TAG Immobilien AG	186,191	2,206
		5,259
Industrials (1.5%):
Duerr AG (d)	60,196	4,225
Krones AG	17,104	1,799
VTG AG	107,220	3,172
		9,196
Information Technology (0.5%):
United Internet AG	56,577	2,862

Telecommunication Services (0.6%):
Freenet AG	102,726	3,390
		30,268
Hong Kong (3.3%):
Consumer Discretionary (0.6%):
Man Wah Holdings Ltd.	3,701,200	3,636

Financials (0.7%):
Dah Sing Financial Holdings Ltd.	460,000	2,529
Value Partners Group Ltd.	1,518,000	1,437
		3,966
Industrials (0.4%):
Shun Tak Holdings Ltd.	6,462,311	2,455

Information Technology (1.2%):
PAX Global Technology Ltd.	3,699,000	3,874
Tongda Group Holdings Ltd.	17,350,000	3,035
		6,909
Telecommunication Services (0.4%):
Smartone Telecommunications Holdings Ltd.	1,309,500	2,477
		19,443
Ireland (0.8%):
Health Care (0.8%):
UDG Healthcare PLC	637,397	4,856

Isle of Man (0.6%):
Information Technology (0.6%):
Playtech Ltd.	279,259	3,504

Italy (3.7%):
Consumer Discretionary (0.9%):
Brembo SpA	139,411	5,404

Financials (1.1%):
Anima Holding SpA	475,579	4,164
Credito Emiliano SpA	304,229	2,094
		6,258
Health Care (1.3%):
Amplifon SpA	495,916	3,754
Recordati SpA	166,602	3,848
		7,602
Utilities (0.4%):
A2A S.p.A.	2,037,490	2,533
		21,797
Japan (19.2%):
Consumer Discretionary (3.8%):
Doutor Nichires Holdings Co. Ltd.	212,200	3,261
Haseko Corp.	495,400	5,637
K’s Holding Corp.	65,600	2,066

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Sumitomo Forestry Co. Ltd.	253,600	$2,852
Tokai Rika Co. Ltd.	162,900	3,377
TS Tech Co. Ltd.	82,497	2,259
United Arrows Ltd.	63,100	2,617
		22,069
Consumer Staples (1.8%):
ARIAKE JAPAN Co. Ltd.	104,800	4,120
Matsumotokiyoshi Holdings Co. Ltd.	62,000	2,765
Yaoko Co. Ltd.	73,100	3,322
		10,207
Financials (3.8%):
JAFCO Co. Ltd.	83,100	3,300
LEOPALACE21 Corp. (b)	374,500	1,755
Nippon Accommodations Fund, Inc.	499	1,661
Sun Frontier Fudousan Co. Ltd.	363,900	2,768
Takara Leben Co. Ltd.	846,100	4,171
The Kagoshima Bank Ltd.	271,000	2,192
The San-In Godo Bank Ltd.	343,000	3,370
The Shiga Bank Ltd.	599,000	3,056
		22,273
Health Care (0.9%):
Message Co. Ltd.	63,300	1,317
Sawai Pharmaceutical Co. Ltd.	34,700	2,027
Toho Holdings Co. Ltd.	93,600	1,959
		5,303
Industrials (5.1%):
CKD Corp.	252,800	2,093
Daihen Corp.	772,000	3,674
Fujikura Ltd.	719,000	2,986
Kyowa Exeo Corp.	195,800	1,898
Makino Milling Machine Co. Ltd.	497,000	3,126
NTN Corp.	467,000	1,933
Sankyu, Inc.	617,000	2,996
Sanwa Holdings Corp.	578,200	3,985
Seino Holdings Co. Ltd.	384,100	4,014
Tsubakimoto Chain Co.	554,000	3,483
		30,188
Information Technology (2.3%):
Hitachi Kokusai Electric, Inc.	184,000	1,952
Japan Aviation Electronics Industries Ltd.	371,000	5,579
NS Solutions Corp.	93,300	3,956
Tokyo Seimitsu Co. Ltd.	118,600	2,215
		13,702
Materials (1.5%):
Denki Kagaku Kogyo KK	994,000	3,931
Sumitomo Osaka Cement Co. Ltd.	919,000	3,266
Tokyo Ohka Kogyo Co. Ltd.	65,100	1,734
		8,931
		112,673
Jersey (0.5%):
Financials (0.5%):
Beazley PLC	542,303	2,935

Korea, Republic Of (4.8%):
Consumer Discretionary (1.4%):
Hana Tour Service, Inc.	17,456	2,147
Lotte Himart Co. Ltd.	31,575	1,775
S&T Motiv Co. Ltd.	41,145	2,295
SL Corp.	117,171	1,845
		8,062
Consumer Staples (0.8%):
BGF Retail Co. Ltd.	15,898	2,722

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Nongshim Co. Ltd.	5,734	$1,776
		4,498
Financials (0.3%):
KIWOOM Securities Co. Ltd.	42,836	2,066

Health Care (0.9%):
Boryung Pharmaceutical Co. Ltd.	55,725	2,788
Osstem Implant Co. Ltd. (b)	46,458	2,572
		5,360
Information Technology (0.3%):
WONIK IPS Co. Ltd. (b)	234,122	1,829

Materials (1.1%):
Seah Besteel Corp.	87,990	2,244
SKC Co. Ltd.	127,974	4,145
		6,389
		28,204
Luxembourg (1.0%):
Consumer Discretionary (0.7%):
SAF-Holland SA	300,961	3,966

Industrials (0.3%):
Stabilus SA (b)	60,531	2,183
		6,149
Netherlands (2.8%):
Financials (1.2%):
Euronext NV	161,213	6,870

Industrials (1.3%):
Aalberts Industries NV	78,622	2,331
Postnl NV (b)	549,531	2,006
TKH Group NV	97,071	3,517
		7,854
Information Technology (0.3%):
Asm International NV	48,768	1,582
		16,306
New Zealand (1.0%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd.	507,333	2,303
Summerset Group Holdings Ltd.	796,413	1,804
		4,107
Materials (0.3%):
Nuplex Industries Ltd.	715,709	1,780
		5,887
Norway (0.5%):
Financials (0.5%):
SpareBank 1 SMN	434,903	2,762

Portugal (0.6%):
Industrials (0.6%):
CTT-Correios de Portugal SA	291,082	3,250

Singapore (0.7%):
Financials (0.7%):
Mapletree Industrial Trust	2,413,921	2,519
Starhill Global REIT	2,772,400	1,473
		3,992
Spain (2.0%):
Energy (0.3%):
Tecnicas Reunidas SA	44,185	1,954

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Financials (0.8%):
Bankinter SA	372,934	$2,743
Bolsas y Mercados Espanoles	61,761	2,087
		4,830
Industrials (0.4%):
Applus Services SA	216,847	2,057

Utilities (0.5%):
Enagas SA	105,877	3,034
		11,875
Sweden (4.4%):
Consumer Discretionary (1.1%):
Bilia AB	187,082	3,750
Nobia AB	231,381	2,830
		6,580
Consumer Staples (0.7%):
Axfood AB	242,450	4,002

Financials (1.5%):
Fastighets AB Balder (b)	313,380	5,954
Wihlborgs Fastigheter AB	155,432	2,791
		8,745
Industrials (0.4%):
Indutrade AB	50,315	2,305

Materials (0.7%):
Boliden AB	258,564	4,049
		25,681
Switzerland (6.7%):
Consumer Staples (0.6%):
Emmi AG	8,185	3,422

Financials (1.6%):
Helvetia Holding AG, Registered Shares	3,723	1,830
Julius Baer Group Ltd.	73,017	3,323
Swiss Life Holding AG	19,958	4,464
		9,617
Health Care (2.0%):
Actelion Ltd.	30,932	3,936
Lonza Group AG, Registered Shares	38,377	5,048
Straumann Holding AG	10,563	3,043
		12,027
Industrials (1.8%):
Adecco SA, Registered Shares	51,189	3,755
Flughafen Zuerich AG	3,605	2,513
Georg Fischer AG	3,175	1,805
Oc Oerlikon Corp. AG	235,148	2,312
		10,385
Information Technology (0.4%):
Logitech International SA	168,581	2,201

Materials (0.3%):
Clariant AG	107,210	1,811
		39,463
United Kingdom (17.6%):
Consumer Discretionary (4.8%):
Barratt Developments PLC	549,427	5,374
Bellway PLC	59,595	2,247
Cineworld UK Ltd.	305,469	2,568
Dixons Carphone PLC	466,208	3,000
Howden Joinery Group PLC	957,128	7,060
Informa PLC	290,462	2,472
ITV PLC	540,429	2,016
Lookers PLC	733,284	1,852

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Pendragon PLC	2,734,960	$1,720
		28,309
Consumer Staples (1.4%):
Britvic PLC	262,604	2,700
Greggs PLC	354,036	5,822
		8,522
Financials (4.2%):
Close Brothers Group PLC	141,404	3,199
Jupiter Fund Management PLC	495,207	3,256
Man Group PLC	1,336,165	3,108
Novae Group PLC	201,492	2,636
Provident Financial PLC	55,608	2,647
St. Modwen Properties PLC	450,481	2,831
The Paragon Group of Cos. PLC	671,198	4,017
The Unite Group PLC	274,899	2,718
		24,412
Health Care (0.5%):
Hikma Pharmaceuticals PLC	91,200	3,151

Industrials (3.3%):
Ashtead Group PLC	133,962	1,890
Interserve PLC	373,936	3,254
Keller Group PLC	335,693	4,397
National Express Group PLC	659,387	2,845
Tyman PLC	380,577	1,601
Ultra Electronics Holdings PLC	68,590	1,779
WS Atkins PLC	165,560	3,482
		19,248
Information Technology (1.1%):
Dialog Semiconductor PLC (b)	103,996	4,161
Laird PLC	379,526	2,165
		6,326
Materials (2.0%):
DS Smith PLC	453,050	2,706
Mondi PLC (d)	329,113	6,906
Synthomer PLC	380,421	1,961
		11,573
Transportation (0.3%):
Northgate PLC	299,167	2,057
		103,598
Total Common Stocks (Cost $531,580)		567,164

Exchange-Traded Funds (1.1%)
United States (1.1%):
iShares MSCI EAFE ETF	112,327	6,438
Total Exchange-Traded Funds (Cost $6,604)		6,438
Total Investments (Cost $538,184) — 97.6%		573,602
Other assets in excess of liabilities — 2.4%		14,358
NET ASSETS - 100.00%		$587,960

(a)              All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at September 30, 2015.

(b)              Non-income producing security.

(c)               The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At September 30, 2015, illiquid securities were 0.10% of the Fund’s net assets.

(d)              All or a portion of this security has been designated as collateral for futures contracts.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Trivalent International Small-Cap Fund invested in the following industries as of September 30, 2015:

	Value	% of Net Assets
	$36,600	6.1%
Machinery	25,290	4.2%
Real Estate Management & Development	24,760	4.2%
Capital Markets	24,114	4.1%
Auto Components	22,059	3.7%
Banks	21,142	3.7%
Media	20,745	3.5%
Electronic Equipment, Instruments & Components	20,401	3.6%
Household Durables	20,328	3.4%
Real Estate Investment Trusts (REITs)	18,276	3.1%
Specialty Retail	17,651	3.0%
Pharmaceuticals	16,421	2.8%
Professional Services	15,954	2.6%
Food & Staples Retailing	15,869	2.8%
Chemicals	15,589	2.5%
Insurance	14,917	2.4%
Health Care Providers & Services	14,586	2.5%
Hotels, Restaurants & Leisure	13,267	2.3%
Road & Rail	13,027	2.2%
Electrical Equipment	12,881	2.2%
Semiconductors & Semiconductor Equipment	11,849	2.1%
Diversified Financial Services	11,264	2.0%
Construction & Engineering	11,229	1.9%
Metals & Mining	10,113	1.7%
Paper & Forest Products	9,946	1.7%
IT Services	9,854	1.7%
Oil, Gas & Consumable Fuels	9,200	1.7%
Construction Materials	8,868	1.6%
Trading Companies & Distributors	8,016	1.4%
Health Care Equipment & Supplies	7,917	1.3%
Food Products	7,487	1.3%
Multi-Utilities	5,909	1.0%
Building Products	5,586	1.0%
Wireless Telecommunication Services	5,285	0.9%
Life Sciences Tools & Services	5,049	0.9%
Internet Software & Services	4,319	0.7%
Thrifts & Mortgage Finance	4,017	0.7%
Biotechnology	3,936	0.7%
Textiles, Apparel & Luxury Goods	3,758	0.6%
Software	3,504	0.6%
Airlines	3,357	0.6%
Gas Utilities	3,034	0.5%
Containers & Packaging	2,706	0.5%
Beverages	2,700	0.5%
Consumer Finance	2,647	0.5%
Transportation Infrastructure	2,513	0.4%
Industrial Conglomerates	2,455	0.4%
Commercial Services & Supplies	2,398	0.4%
Technology Hardware, Storage & Peripherals	2,202	0.4%
Air Freight & Logistics	2,006	0.3%
Energy Equipment & Services	1,954	0.3%
Communications Equipment	1,952	0.3%
Diversified Telecommunication Services	1,843	0.3%
Aerospace & Defense	1,779	0.3%
Packaged Foods & Meats	1,776	0.3%
Water Utilities	859	0.1%
Other *	20,796	3.5%
Total	$587,960	100.0%

*                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See notes to schedules of investments.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index Future	68	12/21/15	$5,608,300	$102,641
				$102,641

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Munder Total Return Bond Fund	September 30, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount		Value
Asset Backed Securities (6.9%)
AmeriCredit Automobile Receivables Trust , Series 2011-4, Class D, 4.08%, 9/8/17 (a)(b)	$1,100		$1,112
AmeriCredit Automobile Receivables Trust , Series 2013-4, Class C, 2.72%, 9/9/19 (b)	385		390
Contimortgage Home Equity Loan Trust , Series 1997-2, Class A9, 7.09%, 4/15/28 (b)	—	(c)	—	(c)
Ford Credit Auto Owner Trust , Sereis 2012-A, Class D, 2.94%, 7/15/18 (a)(b)	700		710
Ford Credit Auto Owner Trust , Series 2012-D, Class C, 1.23%, 8/15/18 (a)(b)	700		702
Ford Credit Auto Lease Trust , Series 2013-A, Class C, 1.28%, 6/15/16 (b)	900		900
Great America Leasing Receivables , Series 2014-1, Class B, 1.86%, 8/15/20 (a)(b)(d)	1,000		1,009
Huntington Auto Trust , Series 2012-1, Class D, 2.85%, 12/17/18 (a)(b)	625		628
Huntington Auto Trust , Series 2012-2, Class C, 1.37%, 5/15/18 (b)	450		452
Hyundai Auto Receivables Trust , Series 2013-C, Classs C, 2.48%, 3/15/19 (b)	350		358
Park Place Securities, Inc. , Series 2005-WCH1, Class M2, 0.97%, 1/25/36 (b)(e)	54		54
Prestige Auto Receivables Trust , Series 2014-1A, Class A3, 1.52%, 4/15/20 (a)(b)(d)	1,000		1,000
Residential Asset Mortgage Products, Inc. , Series 2006-RZ4, Class A2, 0.37%, 10/25/36 (b)(e)	241		237
Residential Asset Securities Corp. , Series 2003-KS10, Class AI4, 4.47%, 3/25/32 (b)(e)	99		100
Total Asset Backed Securities (Cost $7,579)			7,652

Collateralized Mortgage Obligations (6.2%)
Commercial Mortgage Trust , Series 2012-LC4, Class B, 4.93%, 12/10/44 (b)(e)	330		365
Commercial Mortgage Trust , Series 2012-CR5, Class A2, 1.68%, 12/10/45 (b)	380		379
Countrywide Alternative Loan Trust , Series 2005-3CB, Class 1A10, 5.25%, 3/25/35 (b)	160		160
Countrywide Alternative Loan Trust , Series 2003-20CB, Class 1A2, 5.50%, 10/25/33 (b)	48		49
Citigroup Commercial Mortgage Trust , Series 2012-GC8, Class A2, 1.81%, 9/10/45 (a)(b)	775		781
Commercial Mortgage Trust , Series 2013-LC6, Class B, 3.74%, 1/10/46 (b)	320		328
Credit Suisse Commercial Mortgage Trust , Series 2006-C5, Class AM, 5.34%, 12/15/39 (a)(b)	560		582
Drive Auto Receivables Trust , Series 2015-DA, Class C, 3.38%, 11/15/21 (b)(d)(e)	1,000		1,000
Federal National Mortgage Assoc. , Series 1990-5, Class J, 8.20%, 1/25/20 (b)	44		48
GSR Mortgage Loan Trust , Series 2004-15F, Class 2A1, 6.00%, 12/25/34 (b)	232		238
GM Financial Automobile Leasing Trust , Series 2014-2A, Class C, 2.43%, 3/20/18 (a)(b)(d)	1,000		1,003
MASTR Alternative Loans Trust , Series 2004-10, Class 3A1, 5.00%, 9/25/19 (b)	129		132
Residential Funding Mortgage Securities I, Inc. , Series 2006-S1, Class 1A5, 5.25%, 1/25/36 (b)(f)	165		152

See notes to schedules of investments.

Security Description	Principal Amount	Value
Terwin Mortgage Trust , Series 2007-2ALT, Class A1B, 0.31%, 4/25/38 (b)(d)(e)	$99	$99
WF-RBS Commercial Mortgage Trust , Series 2012-C10, Class B, 3.74%, 12/15/45 (a)(b)	585	593
WF-RBS Commercial Mortgage Trust , Series 2014-C21, Class A2, 2.92%, 8/15/47 (b)	860	889
Total Collateralized Mortgage Obligations (Cost $6,764)		6,798

Corporate Bonds (60.3%)
Consumer Discretionary (6.5%):
21st Century Fox America, 7.85%, 3/1/39	405	546
Bed Bath & Beyond, Inc., 5.17%, 8/1/44 , Callable 2/1/44 @ 100 (a)	325	308
Dana Holding Corp., 5.50%, 12/15/24 , Callable 12/15/19 @ 102.75 (a)	545	525
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.95%, 1/15/25 , Callable 10/15/24 @ 100 (a)	835	819
Dollar General Corp., 3.25%, 4/15/23 , Callable 1/15/23 @ 100 (a)	1,092	1,041
Gap, Inc. (The), 5.95%, 4/12/21 , Callable 1/12/21 @ 100 (a)	920	996
Hasbro, Inc., 6.35%, 3/15/40	480	544
LKQ Corp., 4.75%, 5/15/23 , Callable 5/15/18 @ 102.38	440	424
NVR, Inc., 3.95%, 9/15/22 , Callable 6/15/22 @ 100	660	674
O’Reilly Automotive, Inc., 4.63%, 9/15/21 , Callable 6/15/21 @ 100 (a)	275	297
Scripps Networks Interactive, Inc., 3.90%, 11/15/24 , Callable 8/15/24 @ 100 (a)	580	569
Yum! Brands, Inc., 6.88%, 11/15/37	270	315
		7,058
Consumer Staples (4.0%):
Anheuser-Busch Cos. LLC, 5.95%, 1/15/33 (a)	215	251
Church & Dwight Co., Inc., 2.88%, 10/1/22 (a)	780	770
CVS Health Corp., 3.88%, 7/20/25 , Callable 4/20/25 @ 100	1,160	1,196
Mead Johnson Nutrition Co.
4.90%, 11/1/19 (a)	880	963
4.60%, 6/1/44, Callable 12/1/43 @ 100	295	276
Reynolds American, Inc.
3.25%, 6/12/20	360	370
6.15%, 9/15/43	175	199
Vector Group Ltd., 7.75%, 2/15/21 , Callable 2/15/16 @ 105.81	405	428
		4,453
Energy (8.7%):
Atwood Oceanics, Inc., 6.50%, 2/1/20 , Callable 2/1/16 @ 103.25 (a)	530	425
Cameron International Corp., 6.38%, 7/15/18 (a)	638	703
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43 , Callable 5/1/43 @ 100 (a)	380	248
Ecopetrol SA, 4.13%, 1/16/25 (a)	680	573
Equities Corp.
6.50%, 4/1/18 (a)	649	702
4.88%, 11/15/21 (a)	300	305
FMC Technologies, Inc.
2.00%, 10/1/17 (a)	690	688
3.45%, 10/1/22, Callable 7/1/22 @ 100 (a)	380	355
Halliburton Co., 7.45%, 9/15/39 (a)	170	227
Husky Energy, Inc., 3.95%, 4/15/22 , Callable 1/15/22 @ 100	225	218
JB Hunt Transport Services, Inc., 3.30%, 8/15/22 , Callable 6/15/22 @ 100	275	277
Noble Energy, Inc.
5.63%, 5/1/21, Callable 5/1/17 @ 102.81	520	523
3.90%, 11/15/24, Callable 8/15/24 @ 100	460	428
Oceaneering International, Inc., 4.65%, 11/15/24 , Callable 8/15/24 @ 100 (a)	540	514
Petro-Canada, 5.95%, 5/15/35	155	172
Suncor Energy, Inc., 6.10%, 6/1/18	803	887
TC Pipelines, LP, 4.65%, 6/15/21 , Callable 3/15/21 @ 100 (a)	790	812

See notes to schedules of investments.

Security Description	Principal Amount	Value
Valero Energy Corp., 10.50%, 3/15/39 (a)	$435	$624
Western Gas Partners, LP, 3.95%, 6/1/25 , Callable 3/1/25 @ 100 (a)	500	468
Western Refining, Inc., 6.25%, 4/1/21 , Callable 4/1/17 @ 103.13	385	373
		9,522
Financials (17.6%):
Alleghany Corp., 4.95%, 6/27/22 (a)	640	692
AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, 5/20/21 , Callable 5/20/16 @ 103.25 (a)	318	320
Aspen Insurance Holding Ltd., 4.65%, 11/15/23 (a)	760	789
Axis Specialty Finance LLC, 5.88%, 6/1/20 (a)	1,360	1,537
Bank of America Corp.
3.88%, 3/22/17 (a)	1,150	1,188
4.00%, 4/1/24, MTN	350	360
Bank of Nova Scotia, 1.70%, 6/11/18 , Callable 5/11/18 @ 100 (a)	775	774
Bear Stearns Co., Inc., 7.25%, 2/1/18 (a)	1,105	1,236
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	325	324
4.75%, 7/15/21 (a)	650	709
Citigroup, Inc., 2.40%, 2/18/20 (a)	820	816
Equinix, Inc.
4.88%, 4/1/20, Callable 4/1/17 @ 102.44 (a)	295	300
5.38%, 4/1/23, Callable 4/1/18 @ 103 (a)	250	245
Essex Portfolio, LP, 3.50%, 4/1/25 , Callable 1/1/25 @ 100 (a)	380	369
General Electric Capital Corp., 6.75%, 3/15/32	230	311
Goldman Sachs Group, Inc.
2.38%, 1/22/18 (a)	555	562
6.15%, 4/1/18 (a)	725	798
3.50%, 1/23/25, Callable 10/23/24 @ 100 (a)	275	270
Health Care REIT, Inc.
4.70%, 9/15/17 (a)	300	316
5.25%, 1/15/22, Callable 10/15/21 @ 100	330	362
Huntington Bancshares, Inc., 7.00%, 12/15/20 (a)	415	490
Key Bank NA, 2.50%, 12/15/19 (a)	1,000	1,012
Kilroy Realty Corp., 4.80%, 7/15/18 , Callable 5/15/18 @ 100 (a)	1,250	1,327
Lincoln National Corp., 6.05%, 4/20/17 , Callable 4/20/17 @ 100	425	357
MetLife, Inc., 6.82%, 8/15/18	200	228
Morgan Stanley
2.50%, 1/24/19 (a)	930	944
2.65%, 1/27/20	630	633
PNC Funding Corp., 5.63%, 2/1/17 (a)	500	527
StanCorp Financial Group, Inc., 6.90%, 6/1/67 , Callable 6/1/17 @ 100 (a)(e)	750	656
Torchmark Corp., 9.25%, 6/15/19 (a)	410	509
Tyco Electronics Group SA, 2.38%, 12/17/18 , Callable 11/17/18 @ 100	245	248
Wachovia Corp., 5.50%, 8/1/35	140	158
		19,367
Health Care (3.5%):
Agilent Technologies, Inc.
6.50%, 11/1/17	76	82
3.88%, 7/15/23, Callable 4/15/23 @ 100 (a)	730	738
Amgen, Inc., 6.90%, 6/1/38 (a)	250	314
Biogen, Inc., 4.05%, 9/15/25 , Callable 6/15/25 @ 100 (a)	380	384
Celgene Corp., 3.63%, 5/15/24 , Callable 2/15/24 @ 100 (a)	575	572
UnitedHealth Group, Inc., 5.80%, 3/15/36	320	382
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23 , Callable 5/15/18 @ 102.94 (d)	500	478
Zimmer Holdings, Inc., 2.70%, 4/1/20 , Callable 3/1/20 @ 100 (a)	1,000	1,004
		3,954
Industrials (7.2%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	890	984
Clean Harbors, Inc., 5.13%, 6/1/21 , Callable 12/1/16 @ 102.56 (a)	405	407
Embraer Netherlands Finance BV, 5.05%, 6/15/25	500	463
FedEx Corp., 4.90%, 1/15/34 (a)	275	286
Flowserve Corp., 3.50%, 9/15/22 , Callable 6/15/22 @ 100 (a)	555	549
Masco Corp., 4.45%, 4/1/25 , Callable 1/1/25 @ 100 (a)	450	456
Orbital ATK, Inc., 5.25%, 10/1/21 , Callable 10/1/16 @ 103.94	400	405

See notes to schedules of investments.

Security Description	Principal Amount	Value
Oshkosh Corp., 5.38%, 3/1/25 , Callable 3/1/20 @ 102.69	$100	$100
Rockwell Automation, Inc., 6.25%, 12/1/37	155	194
Roper Technologies, Inc.
1.85%, 11/15/17	245	245
6.25%, 9/1/19 (a)	695	789
Seagate HDD Cayman, 5.75%, 12/1/34 , Callable 6/1/34 @ 100 (a)(d)	1,000	962
Steelcase, Inc., 6.38%, 2/15/21 , Callable 11/15/20 @ 100	520	580
Valmont Industries, Inc., 5.00%, 10/1/44 , Callable 4/1/44 @ 100	370	326
Verisk Analytics, Inc., 5.80%, 5/1/21 (a)	515	585
WESCO International, Inc., 5.38%, 12/15/21 , Callable 12/15/16 @ 104.03	655	626
		7,957
Information Technology (2.9%):
CA, Inc., 3.60%, 8/1/20 , Callable 7/1/20 @ 100	615	629
Maxim Integrated Product, Inc., 2.50%, 11/15/18 (a)	850	857
NetApp, Inc., 3.38%, 6/15/21 , Callable 4/15/21 @ 100 (a)	715	705
Oracle Corp., 4.30%, 7/8/34 , Callable 1/8/34 @ 100	334	335
Total System Services, Inc., 3.75%, 6/1/23 , Callable 3/1/23 @ 100 (a)	645	631
		3,157
Materials (4.4%):
Carpenter Technology Corp., 4.45%, 3/1/23 , Callable 12/1/22 @ 100	650	637
CF Industries Holdings, Inc., 6.88%, 5/1/18 (a)	515	574
CF Industries, Inc., 3.45%, 6/1/23 (a)	415	395
Methanex Corp., 3.25%, 12/15/19 (a)	930	927
Mosaic Co., 5.45%, 11/15/33 , Callable 5/15/33 @ 100	185	195
NewMarket Corp., 4.10%, 12/15/22 (a)	724	742
Reliance Steel & Aluminum Co., 4.50%, 4/15/23 , Callable 1/15/23 @ 100 (a)	535	511
Southern Copper Corp., 5.25%, 11/8/42	300	227
Westlake Chemical Corp., 3.60%, 7/15/22 , Callable 4/15/22 @ 100 (a)	589	586
		4,794
Telecommunication Services (1.9%):
AT&T, Inc., 6.15%, 9/15/34	275	300
CenturyLink, Inc., 5.63%, 4/1/20 (a)	100	93
Frontier Communications Corp., 8.50%, 4/15/20 (a)	550	535
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	565	624
6.40%, 9/15/33 (a)	480	550
		2,102
Utilities (3.6%):
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	205	257
Dominion Resources, Inc., 7.50%, 6/30/66 , Callable 6/30/16 @ 100 (a)(e)	640	575
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24 , Callable 1/15/24 @ 100 (a)	500	499
Exelon Generation Co. LLC, 6.25%, 10/1/39 (a)	250	266
Georgia Power Co., 4.30%, 3/15/43 (a)	305	279
National Fuel Gas Co., 3.75%, 3/1/23 , Callable 12/1/22 @ 100 (a)	795	749
PSEG Power LLC, 4.30%, 11/15/23 , Callable 8/15/23 @ 100 (a)	650	666
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100	320	312
TransAlta Corp., 4.50%, 11/15/22 , Callable 8/15/22 @ 100	365	358
		3,961
Total Corporate Bonds (Cost $66,859)		66,325

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Municipal Bonds (1.4%)
New York (0.7%):
New York Build America Bonds, GO, 5.68%, 10/1/34, Callable 10/1/19 @ 100 (a)	$695	$752

Pennsylvania (0.7%):
Pennsylvania State Build America Bonds, GO, Series B, 5.35%, 5/1/30, Callable 5/1/20 @ 100	735	808
Total Municipal Bonds (Cost $1,403)		1,560

U.S. Government Mortgage Backed Agencies (30.8%)
Federal Home Loan Mortgage Corp.
8.50%, 2/1/20	8	8
9.00%, 10/1/20 - 4/1/25	36	41
7.50%, 8/1/29	18	21
Federal National Mortgage Assoc.
7.50%, 8/1/18	10	10
3.00%, 10/25/45 (g)	2,500	2,534
3.50%, 10/25/45 (g)	6,500	6,781
4.00%, 10/25/45 (g)	7,000	7,467
4.50%, 10/25/45 (g)	6,250	6,775
5.00%, 10/25/45 (g)	5,750	6,335
Government National Mortgage Assoc.
4.00%, 10/15/45 (g)	3,750	3,997
		33,969
Total U.S. Government Mortgage Backed Agencies (Cost $33,826)		33,969

U.S. Treasury Obligations (5.2%)
U.S. Treasury Bonds, 2.88%, 5/15/43 (a)	4,856	4,841
U.S. Treasury Notes
1.88%, 8/31/17	606	620
1.50%, 5/31/20	239	241
Total U.S. Treasury Obligations (Cost $5,715)		5,702

Exchange-Traded Funds (6.8%)
iShares IBoxx $ High Yield Corporate ETF (a)	90,648	7,550
Total Exchange-Traded Funds (Cost $8,312)		7,550

Investment Companies (12.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	13,832,496	13,832
Total Investment Companies (Cost $13,832)		13,832

Total Investments (Cost $144,290) — 130.1%		143,388
Liabilities in excess of other assets — (30.1)%		(33,159)
NET ASSETS - 100.00%		$110,229

(a)              All or a portion of this security has been segregated as collateral for futures contracts and/or securities purchased on a when-issued basis.

(b)              Rate disclosed is the daily yield on September 30, 2015.

(c)               Rounds to less than $1.

(d)              Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)               Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2015.

(f)                Security in default.

(g)               Security purchased on a when-issued basis to be announced or delayed delivery basis and may be settled after the customary settlement period (see Notes to Schedule of Investments, Note 2).

ETF—Exchange-Traded Fund

GO—General Obligation

LLC—Limited Liability Co.

LP—Limited Partnership

MTN—Medium Term Note

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note	75	12/22/15	$9,655,078	$36,061
5-Year U.S. Treasury Note	1	1/04/16	120,516	327
				$36,388

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
2-Year U.S. Treasury Note	4	1/04/16	$876,125	$(16)
				$(16)

See notes to schedules of investments.

Victory Portfolios

Notes to Schedules of Investments

September 30, 2015 (Unaudited)

1. Federal Tax Information:

At September 30, 2015, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Integrity Micro-Cap Equity Fund	$82,115	$17,832	$(6,564)	$11,268
Integrity Mid-Cap Value Fund	15,531	1,094	(1,195)	(101)
Integrity Small-Cap Value Fund	1,318,269	150,616	(106,749)	43,867
Integrity Small/Mid-Cap Value Fund	21,985	1,631	(1,870)	(239)
Munder Growth Opportunities Fund	435,846	36,910	(26,738)	10,172
Munder Index 500 Fund	85,725	158,631	(5,549)	153,082
Munder Mid-Cap Core Growth Fund	4,072,908	1,847,640	(223,700)	1,623,940
Munder Small-Cap Growth Fund	4,434	141	(631)	(490)
Trivalent Emerging Markets Small-Cap Fund	3,785	384	(573)	(189)
Trivalent International Fund - Core Equity	24,030	2,987	(2,640)	347
Trivalent International Small-Cap Fund	542,841	71,875	(41,114)	30,761
Munder Total Return Bond Fund	145,016	1,538	(3,166)	(1,628)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of 25 funds. The accompanying financial statements are those of the following 12 Funds (collectively, the “Funds” and individually, a “Fund”):

Funds	Investment Share Classes Offered
Integrity Micro-Cap Equity Fund	Classes A, C, R and Y
Integrity Mid-Cap Value Fund	Classes A and Y
Integrity Small-Cap Value Fund	Classes A, C, R, R6 and Y
Integrity Small/Mid-Cap Value Fund	Classes A, R6 and Y
Munder Growth Opportunities Fund	Classes A, C, R and Y
Munder Index 500 Fund	Classes A, R and Y
Munder Mid-Cap Core Growth Fund	Classes A, C, R, R6 and Y
Munder Small Cap Growth Fund	Classes A, I and Y
Trivalent Emerging Markets Small-Cap Fund	Classes A and Y
Trivalent International Fund - Core Equity	Classes A, C, I , R6 and Y
Trivalent International Small-Cap Fund	Classes A, C, I, R6 and Y
Munder Total Return Bond Fund	Classes A, C, R6 and Y

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

Victory Portfolios

Notes to Schedules of Investments- continued

September 30, 2015 (Unaudited)

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges or the NASDAQ National Market System, including American Depositary Receipts (“ADRs”), are valued at the official closing price if available, or the last sales price, on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board of Trustees (the “Board”), fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund - Core Equity and Trivalent International Small-Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are generally valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board. Short-term fixed-income investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value as reported by such companies. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2015, while the breakdown, by category, of equity securities are disclosed on the Schedules of Portfolio Investments (in thousands):

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	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments^
Integrity Micro-Cap Equity Fund
Common Stocks	$89,241	$—	$—	$—	$—	$—	$89,241	$—
Exchange-Traded Funds	3,294	—	—	—	—	—	3,294	—
Investment Companies	—	—	848	—	—	—	848	—
Total	$92,535	$—	$848	$—	$—	$—	$93,383	$—

Integrity Mid-Cap Value Fund
Common Stocks	14,852	—	—	—	—	—	14,852	—
Investment Companies	—	—	578	—	—	—	578	—
Total	$14,852	$—	$578	$—	$—	$—	$15,430	$—

Integrity Small-Cap Value Fund
Common Stocks	1,316,546	—	—	—	—	—	1,316,546	—
Investment Companies	—	—	45,590	—	—	—	45,590	—
Total	$1,316,546	$—	$45,590	$—	$—	$—	$1,362,136	$—

Integrity Small/Mid-Cap Value Fund
Common Stocks	21,070	—	—	—	—	—	21,070	—
Investment Companies	—	—	676	—	—	—	676	—
Total	$21,069	$—	$676	$—	$—	$—	$21,746	$—

Munder Growth Opportunities Fund
Common Stocks	441,730	—	—	—	—	—	441,730	—
Investment Companies	—	—	4,288	—	—	—	4,288	—
Total	$441,730	$—	$4,288	$—	$—	$—	$446,018	$—

Munder Index 500 Fund
Common Stocks	231,220	—	—	—	—	—	231,220	—
U.S. Treasury Obligations	—	—	1,000	—	—	—	1,000	—
Investment Companies	—	—	6,587	—	—	—	6,587	—
Futures Contracts	—	(212)	—	—	—	—	—	(212)
Total	$231,220	$(212)	$7,587	$—	$—	$—	$238,807	$(212)

Munder Mid-Cap Core Growth Fund
Common Stocks	5,633,836	—	—	—	—	—	5,633,836	—
Exchange-Traded Funds	42,731	—	—	—	—	—	42,731	—
Investment Companies	—	—	20,282	—	—	—	20,282	—
Total	$5,676,567	$—	$20,282	$—	$—	$—	$5,696,849	$—

Munder Small Cap Growth Fund
Common Stocks	3,858	—	—	—	—	—	3,858	—

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	Level 1 - Quoted Prices			Level 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments^
Exchange-Traded Funds	$79		$—	$—	$—	$—	$—	$79	$—
Investment Companies	—		—	7	—	—	—	7	—
Total	$3,937		$—	$7	$—	$—	$—	$3,944	$—

Trivalent Emerging Markets Small-Cap Fund
Common Stocks	638	(a)	—	2,747	—	12	—	3,397	—
Preferred Stocks	—		—	27	—	—	—	27	—
Rights	—		—	35	—	—	—	35	—
Exchange-Traded Funds	137		—	—	—	—	—	137	—
Total	$775		$—	$2,809	$—	$12	$—	$3,596	$—

Trivalent International Fund-Core Equity
Common Stocks	2,698	(b)	—	21,604	—	—	—	24,302	—
Exchange-Traded Funds	75		—	—	—	—	—	75	—
Total	$2,773		$—	$21,604	$—	$—	$—	$24,377	$—

Trivalent International Small-Cap Fund
Common Stocks	32,159	(c)	—	534,146	—	859	—	567,164	—
Exchange-Traded Funds	6,438		—	—	—	—	—	6,438	—
Futures Contracts	—		103	—	—	—	—	—	103
Total	$38,597		$103	$534,146	$—	$859	$—	$573,602	$103

Munder Total Return Bond Fund
Asset Backed Securities	—		—	7,652	—	—	—	7,652	—
Collateralized Mortgage Obligations	—		—	6,798	—	—	—	6,798	—
Corporate Bonds	—		—	66,325	—	—	—	66,325	—
Municipal Bonds	—		—	1,560	—	—	—	1,560	—
U.S. Government Mortgage Backed Agencies	—		—	33,969	—	—	—	33,969	—
U.S. Treasury Obligations	—		—	5,702	—	—	—	5,702	—
Exchange-Traded Funds	7,550		—	—	—	—	—	7,550	—
Investment Companies	—		—	13,832	—	—	—	13,832	—
Futures Contracts	—		36	—	—	—	—	—	36
Total	$7,550		$36	$135,838	$—	$—	$—	$143,388	$36

^ Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

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(a)              Consists of holdings:  All ADRs and all securities listed under Brazil and Mexico.

(b)             Consists of holdings:  All ADRs and all securities under Brazil, Canada, Mexico and United States, HSBC Holdings PLC under United Kingdom, Icon PLC under Ireland and Aercap Holdings NV under Netherlands.

(c)              Consists of holdings:  All ADRs and all securities under Canada, with the exclusion of Entertainment One Ltd.

Significant transfers occurred between Levels 1 and 2 based on recognition dates of June 30, 2015 and September 30, 2015. The Funds’ current policy is to look through to the underlying investments in Investment Companies to determine the ASC 820 Level.  On September 30, 2015, all international securities, except as noted above, were fair valued and are listed as Level 2 investments. As of the reorganization, the Funds’ policy is to categorize Treasury Obligations as Level 2 investments. These are due to infrequently traded securities. Exchange closing price is used when available (Level 1) otherwise an evaluated bid is used (Level 2):

Transfers from

Level 1 to Level 2

Trivalent Emerging Markets Small-Cap Fund
Common Stocks	$52

Reconciliation of Level 3 Items

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Trivalent Emerging Markets Small-Cap Fund	Investments in Securities

Balance as of June 30, 2015	$15
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation	(3)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of September 30, 2015	$12

Trivalent International Small-Cap Fund	Investments in Securities

Balance as of June 30, 2015	$955
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation	(96)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of September 30, 2015	$859

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Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. It is the Trust’s policy to include the portion of realized and unrealized gains and losses from investments that result from foreign currency changes with other foreign currency gains and losses.

Foreign Currency Contracts:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund - Core Equity and Trivalent International Small-Cap Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund - Core Equity and Trivalent International Small-Cap Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of September 30, 2015, the Funds had no open forward foreign currency contracts.

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Futures Contracts:

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities, including those designated as to be announced (“TBAs”) in the Schedule of Portfolio Investments, on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with the market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of September 30, 2015, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

3. Risks:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund - Core Equity and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the

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private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographical composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

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By	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher Dyer
Christopher Dyer, Principal Executive Officer

Date	November 24, 2015

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	November 24, 2015